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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-09729

iShares Trust

(Exact name of registrant as specified in charter)

45 Fremont Street, San Francisco, CA	94105

(Address of principal executive offices)	(Zip code)

CT Corporation

1209 Orange Street, Wilmington, New Castle County, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Report to Stockholders.

iShares

2004 SEMI-ANNUAL REPORT TO SHAREHOLDERS

JANUARY 31, 2004

INDUSTRIAL STRENGTH

INVESTMENT TOOLS

iSHARES GOLDMAN SACHS SERIES	iSHARES MSCI EAFE INDEX FUND

THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders:

During the past six months, stock markets have continued to gain ground, building on the strength of the first half of 2003. Supporting market strength, economic indicators continue to improve, suggesting economic recovery and expansion. Corporate earnings levels also reflect improving conditions. While these gains present a welcome relief from the poor market performance of the past several years, there is no guarantee that challenging market conditions will not return.

The iShares® Funds have continued to innovate and expand, offering more tools that help investors tailor their portfolios to achieve diversity and address volatility in a complex market environment. For example, the iShares family of funds recently introduced the iShares S&P 1500 Index Fund, offering investors access to approximately 90% of the total U.S. equity market capitalization. Launched late last year, the iShares Dow Jones Select Dividend Index Fund provides investors with exposure to fifty of the highest dividend-yielding securities in the Dow Jones U.S. Total Market Index, while the iShares Dow Jones Transportation Average Index Fund provides exposure to airlines, industrial transportation companies and general industrial services companies. iShares have also added the iShares Lehman TIPS Bond Fund, which provides the opportunity to gain exposure to inflation-protected government securities. Looking ahead to the future, iShares plans to introduce new funds, which will give investors focused exposure to additional indexes.

With the addition of these iShares, investors can achieve even more diversity in their portfolios — and at lower cost, since iShares fees are, on average, about half those of actively managed funds.1 With more than 80 different iShares Funds to choose from, investors have the ability to build a diverse portfolio that covers a wide swath of market segments with various capitalizations and sectors, as well as value and growth, international and fixed income securities. That is important because market segments do not tend to move in tandem, particularly in volatile markets. Economic conditions such as inflation, interest rate levels, currency valuations or the price of oil, as well as the normal pace of the economic cycle, all may result in one market segment outperforming another.

We encourage you to talk with your financial advisor about what blend of investments or asset allocation can best help you meet your financial goals. Throughout the coming year we will continue to work closely with the financial advisor community to introduce innovative strategies and structures for their client’s portfolios. To learn more about iShares, we encourage you to visit our web site, www.iShares.com.

Regardless of market conditions, a sound, disciplined investing plan is essential. Such a plan should be grounded in two key concepts: keeping the costs associated with investing as low as possible, and maintaining a diversified portfolio. That is why we believe iShares are an indispensable tool for investors. And that is also why more and more investors have recognized the benefits of iShares. Assets under management for the iShares family of funds continue to grow, and as of January 31, 2004, had reached $64.8 billion.

On behalf of the iShares family of funds and our colleagues at Barclays Global Investors, we thank you for making iShares a part of your portfolio. We look forward to meeting your investment needs in the year ahead.

/s/ LEE T. KRANEFUSS

Lee T. Kranefuss President and Chairman of the Board of Trustees iShares Trust

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., none of which is affiliated with SEI.

[1]	Morningstar Principia, BGI analysis 5/03.

SHAREHOLDER LETTER	1

® iShares is a registered trademark of Barclays Global Investors, N.A.

To determine if the fund(s) are an appropriate investment for you, carefully consider the funds’ investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the funds’ prospectuses, which may be obtained by calling 1-800 iShares or by visiting www.iShares.com. Read the prospectus carefully before investing.

There are risks involved with investing, including possible loss of principal. Diversification may not protect against market risk. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The annual management fees of iShares may be substantially less than those of most mutual funds. iShares transactions will result in brokerage commissions, but the savings from lower annual fees can help offset these costs. Past performance does not guarantee future results.

iShares are not sponsored, endorsed, or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc. or Standard and Poor’s. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

This advertising section does not constitute part of the 2004 Semi-Annual Report.

719-iS-0304

2	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Managers’ Discussion & Analysis

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

Performance as of 1/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/04			Inception to 1/31/04			Inception to 1/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
62.13%	62.73%	62.87%	(5.52)%	(5.47)%	(5.08)%	(15.15)%	(15.00)%	(13.94)%

“Total returns for the period since inception” are calculated from the inception date of the Fund (3/13/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Certain sectors and markets performed exceptionally well based on market conditions during the period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such results will be repeated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

TOP 10 FUND HOLDINGS (% of Net Assets)

[GRAPHIC]

Microsoft Corp.	8.21%
Cisco Systems Inc.	8.05%
Intel Corp.	7.82%
International Business Machines Corp.	7.76%
Dell Inc.	3.90%
Hewlett-Packard Co.	3.30%
Oracle Corp.	3.28%
Texas Instruments Inc.	2.47%
QUALCOMM Inc.	2.12%
eBay Inc.	1.97%

The iShares Goldman Sachs Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Sector Index (the “Index”). For the six months ended January 31, 2004, the Fund returned 24.95%, and the Index returned 25.31%.

As encouraging news on both the economic and corporate fronts increasingly offered cause for optimism, equity markets logged gains during the reporting period. Gross Domestic Product (“GDP”) growth for the third quarter was reported at an annual rate of 8.2%, considerably higher than previous quarters and exceeding most analyst expectations. Fourth quarter growth was a more moderate, yet sustainable, 4.0% annual rate. Business confidence in the manufacturing sector climbed to its highest level in 20 years, and orders for information technology goods began rising at their fastest rate since 1997. Corporate earnings growth was also strong and consistent during the reporting period.

The improved conditions were reflected in the technology sector. The New York Federal Reserve’s Tech Pulse Index grew at an annualized rate of 35.9% in November, a rate comparable to the pace of the late 1990s. Technology industry output was expected to rise an estimated 6.4% for the year of 2003, the biggest annual increase since the year 2000, according to a Commerce Department report published in December.

Performance was mostly positive among the Index’s ten largest weightings over the reporting period. Texas Instruments Inc. (2.47% of the Index as of January 31, 2004) was the strongest performer, logging a 66.14% gain. QUALCOMM Inc. (2.12% of the Index as of January 31, 2004) climbed 56.38%. Cisco Systems Inc. (8.05% of the Index as of January 31, 2004) rose 31.91%, and eBay Inc. (1.97% of the Index as of January 31, 2004) returned 24.75%. The sole negative performance among the ten largest weightings in the Index came from Dell Inc. (3.90% of the Index as of January 31, 2004), which declined 0.71% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	3

Managers’ Discussion & Analysis

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND

Performance as of 1/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/04			Inception to 1/31/04			Inception to 1/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
134.42%	135.40%	136.16%	(1.87)%	(1.82)%	(1.17)%	(4.74)%	(4.60)%	(2.97)%

“Total returns for the period since inception” are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Certain sectors and markets performed exceptionally well based on market conditions during the period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such results will be repeated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

TOP 10 FUND HOLDINGS (% of Net Assets)

[GRAPHIC]

Nortel Networks Corp.	11.99%
Lucent Technologies Inc.	8.39%
Motorola Inc.	8.18%
Corning Inc.	7.63%
QUALCOMM Inc.	6.83%
Cisco Systems Inc.	6.34%
Juniper Networks Inc.	4.82%
Broadcom Corp. Class A	4.37%
Avaya Inc.	3.33%
JDS Uniphase Corp.	3.19%

The iShares Goldman Sachs Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Multimedia Networking Index (the “Index”). For the six months ended January 31, 2004, the Fund returned 66.75%, and the Index returned 67.70%.

Equity markets advanced during the reporting period, benefiting from improving economic conditions and increased corporate earnings levels. Gross Domestic Product growth for the third quarter was reported at an annual rate of 8.2%, well ahead of analysts’ expectations. Business confidence in the manufacturing sector climbed to its highest level in 20 years, retail sales levels climbed at their highest rate since the collapse of the internet bubble, and orders for information technology goods began rising at their fastest rate since 1997.

As equity markets advanced, technology stocks were some of the leaders. PC sales and global chip sales both climbed through the period, and small and medium-sized businesses increased their technology spending budgets during the year. According to the New York Federal Reserve’s Tech Pulse Index, the technology sector grew at an annualized rate of 35.9% in November, a pace similar to that of the late 1990s.

Among the Index’s ten largest weightings, performance was positive over the reporting period. The strongest performers were the two largest weightings, Nortel Networks Corp. (12.08% of the Index as of January 31, 2004) and Lucent Technologies Inc. (8.52% of the Index as of January 31, 2004), which climbed 165.08% and 156.00%, respectively. Broadcom Corp. Class A (4.33% of the Index as of January 31, 2004) gained 100.25%, and Juniper Networks Inc. (5.10% of the Index as of January 31, 2004) returned 99.79%. Among the ten largest weightings, the weakest performance came from Cisco Systems Inc. (7.02% of the Index as of January 31, 2004), which gained 31.91% for the reporting period.

4	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Managers’ Discussion & Analysis

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

Performance as of 1/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/04			Inception to 1/31/04			Inception to 1/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
95.85%	96.21%	96.59%	(0.42)%	(0.45)%	(0.06)%	(1.08)%	(1.14)%	(0.14)%

“Total returns for the period since inception” are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated. Certain sectors and markets performed exceptionally well based on market conditions during the period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such results will be repeated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

TOP 10 FUND HOLDINGS (% of Net Assets)

[GRAPHIC]

Motorola Inc.	10.20%
Texas Instruments Inc.	8.84%
Intel Corp.	7.98%
Applied Materials Inc.	7.88%
STMicroelectronics NV NY Shares	6.39%
Analog Devices Inc.	4.65%
Maxim Integrated Products Inc.	4.44%
Xilinx Inc.	3.79%
Linear Technology Corp.	3.30%
KLA-Tencor Corp.	2.94%

The iShares Goldman Sachs Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Semiconductor Index (the “Index”). For the six months ended January 31, 2004, the Fund returned 34.35%, while the Index returned 34.69%.

Economic recovery appeared to take hold during the reporting period. Third quarter Gross Domestic Product growth was reported at an 8.2% annual rate, well ahead of analysts’ expectations. Business confidence in the manufacturing sector climbed to its highest level in 20 years, retail sales climbed at their highest rate since the collapse of the internet bubble, and orders for information technology goods began rising at their fastest rate since 1997.

The improving economic outlook had profound effects on the capital markets, driving corporate profits and equity prices higher. For technology stocks, the advances were particularly strong. Chip sales grew during the reporting period, along with PC sales. According to the organization World Semiconductor Trade Statistics, year-to-date global chip sales were 16% stronger by December 2003 than a year earlier.

Performance was positive over the reporting period among the Index’s ten largest weightings. The largest weighting at 10.20% of the Index as of January 31, 2004, Motorola Inc. was the leader with a gain of 83.41%. Texas Instruments Inc. (8.84% of the Index as of January 31, 2004) rose 66.14%, and Xilinx Inc. (3.79% of the Index as of January 31, 2004) returned 59.56%. Maxim Integrated Products Inc. (4.44% of the Index as of January 31, 2004) climbed 31.00%. The weakest performer among the ten largest weightings was Linear Technology Corp. (3.30% of the Index as of January 31, 2004), which gained 8.76% during the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	5

Managers’ Discussion & Analysis

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND

Performance as of 1/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/04			Inception to 1/31/04			Inception to 1/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
48.54%	48.51%	49.38%	(8.92)%	(8.85)%	(8.46)%	(21.32)%	(21.15)%	(20.24)%

“Total returns for the period since inception” are calculated from the inception date of the Fund (7/10/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

TOP 10 FUND HOLDINGS (% of Net Assets)

[GRAPHIC]

Oracle Corp.	8.68%
Microsoft Corp.	8.38%
Computer Associates International Inc.	7.20%
Veritas Software Corp.	6.68%
Electronic Arts Inc.	6.64%
Symantec Corp.	5.68%
Intuit Inc.	4.76%
Adobe Systems Inc.	4.28%
PeopleSoft Inc.	3.84%
Siebel Systems Inc.	3.14%

The iShares Goldman Sachs Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Technology Industry Software Index (the “Index”). For the six months ended January 31, 2004, the Fund returned 22.47%, compared with a return of 22.85% for the Index.

Equity markets logged gains during the reporting period, as encouraging news on both the economic front and from corporate America offered cause for optimism. Gross Domestic Product (“GDP”) growth for the third quarter was reported at an annual rate of 8.2%, considerably higher than previous quarters and exceeding most analyst expectations. Fourth quarter GDP growth was a more moderate, yet sustainable, 4.00% annual rate. Business confidence in the manufacturing sector climbed to its highest level in 20 years, and orders for information technology goods began rising at their fastest rate since 1997. Corporate earnings growth was also strong and consistent during the reporting period, generally exceeding most analyst estimates.

For the technology sector, the improving conditions translated into increased demand. According to researcher IDC, PC shipments for the year of 2003 were expected to reach 152 million, topping the record in the year 2000 of 140 million. Software companies benefited from the trend, with the group generally showing healthy gains.

Among the Index’s ten largest weightings, performance was positive over the reporting period. Symantec Corp. (5.68% of the Index as of January 31, 2004) was the performance leader with a 65.83% gain. Siebel Systems Inc. (3.14% of the Index as of January 31, 2004) climbed 42.25%, and PeopleSoft Inc. (3.84% of the Index as of January 31, 2004) rose 30.25%. Adobe Systems Inc. (4.28% of the Index as of January 31, 2004) returned 17.02%. The laggard among the ten largest weightings was Computer Associates International Inc. (7.19% of the Index as of January 31, 2004), which gained 2.71% over the reporting period.

6	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Managers’ Discussion & Analysis

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

Performance as of 1/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/04			Inception to 1/31/04			Inception to 1/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.27%	34.34%	35.03%	6.10%	6.12%	6.61%	14.45%	14.50%	15.63%

“Total returns for the period since inception” are calculated from the inception date of the Fund (10/22/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

TOP 10 FUND HOLDINGS (% of Net Assets)

[GRAPHIC]

ChevronTexaco Corp.	7.77%
Exxon Mobil Corp.	7.69%
BP PLC ADR	7.45%
Royal Dutch Petroleum Co. NY Shares	7.03%
ConocoPhillips	4.89%
Schlumberger Ltd.	3.90%
Alcoa Inc.	3.22%
International Paper Co.	2.21%
EnCana Corp.	1.98%
Occidental Petroleum Corp.	1.85%

The iShares Goldman Sachs Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Goldman Sachs Natural Resources Sector Index (the “Index”). For the six months ended January 31, 2004, the Fund returned 21.40%, compared to a return of 21.74% for the Index.

Equity markets performed well during the reporting period, responding to improving economic conditions and higher corporate earnings levels. Retail sales levels climbed and consumer spending rose at a 2.6% annual rate, assuaging previous concerns about lackluster consumer spending levels. Gross Domestic Product (“GDP”) growth also improved: GDP growth for the third quarter was reported at a surprising 8.2% annual rate, well ahead of analysts’ expectations. Fourth quarter industrial output grew at a 6.2% annual rate, the fastest rate since the second quarter of 2000.

Natural resources stocks benefited from the signs of economic expansion. As economic activity increased, so did the demand for commodities such as paper, metals, and forest products. As a cold winter and low oil supply drove the price of crude oil to a post-war high, oil stocks gained. In general, the smaller oil service and exploration companies were the strongest performers, because they tended to be more sensitive to changes in oil prices than were the larger, diversified oil companies.

Among the Index’s ten largest weightings, performance was positive over the reporting period. The strongest gains came from oil exploration companies Schlumberger Ltd. (3.90% of the Index as of January 31, 2004), and Occidental Petroleum Corp. (1.85% of the Index as of January 31, 2004), which returned 35.74% and 34.75%, respectively. ConocoPhillips (4.89% of the Index as of January 31, 2004) rose 25.87%. Alcoa Inc. (3.22% of the Index as of January 31, 2004) gained 23.08%. ChevronTexaco Corp., the largest weighting at 7.77% of the Index at January 31, 2004, returned 19.75%. International Paper Co. (2.21% of the Index as of January 31, 2004) was the laggard among the ten largest weightings with a gain of 8.05% for the reporting period.

MANAGERS’ DISCUSSION & ANALYSIS	7

Managers’ Discussion & Analysis

iSHARES MSCI EAFE INDEX FUND

Performance as of 1/31/04

Average Annual Total Returns						Cumulative Total Returns
Year Ended 1/31/04			Inception to 1/31/04			Inception to 1/31/04
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
46.53%	47.51%	46.67%	4.30%	4.73%	4.33%	10.96%	12.07%	10.99%

“Total returns for the period since inception” are calculated from the inception date of the Fund (8/14/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return in based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the iShares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since Fund shares typically do not trade in the secondary market until several days after Fund inception, for the period from inception to the first day of secondary market trading in Fund shares (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

TOP 10 FUND HOLDINGS (% of Net Assets)

[GRAPHIC]

BP PLC	2.31%
Vodafone Group PLC	2.26%
H SBC Holdings PLC	2.20%
GlaxoSmithKline PLC	1.68%
Total SA	1.52%
Novartis AG	1.41%
Nestle SA	1.39%
Royal Dutch Petroleum Co.	1.36%
Nokia OYJ	1.35%
Toyota Motor Corp.	1.18%

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index measures the performance of equities in developed European, Australian, and Far East markets. For the six months ended January 31, 2004, the Fund returned 25.29%, and the Index returned 25.35%.

Signs of global economic recovery buoyed equity markets during the reporting period. In Europe, corporate earnings growth was revived by the improving economic conditions both at home and in the U.S. Strength in the technology and telecommunications sector, in particular, contributed positively to several European indexes. Among European markets, Germany was a top performer, benefiting from increasing export trade and an unexpected drop in unemployment levels.

In Asia, Japan’s economy continued to strengthen. While Japan continued to benefit from economic recovery in the U.S. during the reporting period, it also enjoyed strong demand from China. Because Japan depends on an export-led recovery, exchange rates have been considered critical, and the Bank of Japan continued its efforts to stem the rise in the currency through sales of yen. Despite Japan’s battle with a strong yen, in December the government announced an increase in exports due to high demand for Japanese products. Domestically, however, Japan’s consumer spending was dampened by lower wages and higher health costs.

Among the Index’s ten largest weightings, performance (as calculated in the local currency of the each security) was mostly positive over the reporting period. Nokia OYJ (1.32% of the Index as of January 31, 2004) was the top performer, gaining 21.95%. Nestle SA (1.42% of the Index as of January 31, 2004) returned 21.17%. Vodafone Group PLC (2.28% of the Index as of January 31, 2004) climbed 16.53%, and Toyota Motor Corp. (1.18% of the Index as of January 31, 2004) rose 13.44%. Only two of the ten largest weightings posted declines: Royal Dutch Petroleum Co. (1.31% of the Index as of January 31, 2004) fell 2.59% and GlaxoSmithKline PLC (1.71% of the Index as of January 31, 2004) dropped 1.01% during the reporting period.

8	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.02%
Microsoft Corp.	457,258	$12,643,184
Cisco Systems Inc.[1]	483,271	12,391,068
Intel Corp.	393,509	12,041,375
International Business Machines Corp.	120,437	11,950,964
Dell Inc.[1]	179,572	6,010,275
Hewlett-Packard Co.	213,556	5,080,497
Oracle Corp.[1]	366,065	5,055,358
Texas Instruments Inc.	121,191	3,799,338
QUALCOMM Inc.	55,983	3,270,527
eBay Inc.[1]	45,244	3,032,705
Motorola Inc.	162,882	2,700,584
Applied Materials Inc.[1]	116,443	2,533,800
EMC Corp.[1]	168,253	2,362,272
Nortel Networks Corp.[1]	291,108	2,276,465
Yahoo! Inc.[1]	46,024	2,156,224
First Data Corp.	50,993	1,996,886
Automatic Data Processing Inc.	41,580	1,777,545
STMicroelectronics NV NY Shares	63,029	1,691,698
InterActiveCorp[1]	45,284	1,467,202
Amazon.com Inc.[1]	28,069	1,416,923
Lucent Technologies Inc.[1]	293,181	1,313,451
Analog Devices Inc.	25,679	1,228,740
Agilent Technologies Inc.[1]	33,273	1,226,443
Sun Microsystems Inc.[1]	228,477	1,213,213
Corning Inc.[1]	93,003	1,201,599
Maxim Integrated Products Inc.	22,992	1,176,041
Computer Associates International Inc.	40,480	1,058,147
Xilinx Inc.[1]	23,922	1,002,571
Paychex Inc.	26,345	987,411
Veritas Software Corp.[1]	29,913	982,941
Electronic Arts Inc.[1]	20,831	976,141
Linear Technology Corp.	21,825	873,000
Symantec Corp.[1]	21,529	835,325
Accenture Ltd.[1]	35,274	834,936
Electronic Data Systems Corp.	33,715	807,811
Juniper Networks Inc.[1]	27,164	784,768
KLA-Tencor Corp.[1]	13,610	776,723
Lexmark International Inc.[1]	8,978	744,186
Intuit Inc.[1]	13,954	$703,561
Flextronics International Ltd.[1]	36,931	701,689
Micron Technology Inc.[1]	42,743	688,590
Broadcom Corp. Class A1	16,423	666,610
ASM Lithography Holding NV NY Shares[1]	33,916	653,222
Adobe Systems Inc.	16,374	629,744
SunGard Data Systems Inc.[1]	20,167	627,799
Altera Corp.[1]	26,643	596,537
Computer Sciences Corp.[1]	13,181	588,532
Apple Computer Inc.[1]	25,665	579,002
PeopleSoft Inc.[1]	26,217	564,976
Network Appliance Inc.[1]	24,295	543,236
Seagate Technology	31,446	512,570
Fiserv Inc.[1]	13,567	506,863
Avaya Inc.[1]	29,024	504,437
National Semiconductor Corp.[1]	13,049	501,734
JDS Uniphase Corp.[1]	96,323	491,247
Affiliated Computer Services Inc. Class A1	8,778	486,740
Sanmina-SCI Corp.[1]	36,304	475,945
Research in Motion Ltd.[1]	5,389	469,220
Concord EFS Inc.[1]	32,758	462,543
Siebel Systems Inc.[1]	34,698	462,524
Amdocs Ltd.[1]	15,141	429,550
Microchip Technology Inc.	14,605	420,624
Solectron Corp.[1]	58,790	417,409
Jabil Circuit Inc.[1]	14,081	416,798
CDW Corp.	5,854	397,721
Synopsys Inc.[1]	10,824	381,979
Marvell Technology Group Ltd.[1]	8,830	367,328
Advanced Micro Devices Inc.[1]	24,502	364,100
Scientific-Atlanta Inc.	10,721	362,799
Novellus Systems Inc.[1]	10,626	361,922
Teradyne Inc.[1]	13,321	358,335
BEA Systems Inc.[1]	28,201	356,179
Check Point Software Technologies Ltd.[1]	17,128	351,124
DST Systems Inc.[1]	8,166	349,586
Novell Inc.[1]	26,179	332,473
Unisys Corp.[1]	23,224	321,420

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2004

Security	Shares	Value
BMC Software Inc.[1]	15,979	$317,982
Cadence Design Systems Inc.[1]	18,561	307,556
QLogic Corp.[1]	6,652	299,074
VeriSign Inc.[1]	16,909	295,569
Mercury Interactive Corp.[1]	6,266	294,126
Tellabs Inc.[1]	29,197	289,050
Symbol Technologies Inc.	16,696	288,841
LSI Logic Corp.[1]	26,575	273,457
SanDisk Corp.[1]	5,001	272,254
ATI Technologies Inc.[1]	16,642	271,597
PMC-Sierra Inc.[1]	12,213	267,587
Intersil Corp. Class A	9,815	257,546
NVIDIA Corp.[1]	11,272	250,802
Cognizant Technology Solutions Corp.[1]	4,527	244,594
Lam Research Corp.[1]	9,131	244,254
UTStarcom Inc.[1]	7,229	242,027
Comverse Technology Inc.[1]	13,623	239,765
CIENA Corp.[1]	32,857	238,213
ChoicePoint Inc.[1]	6,150	236,775
Vishay Intertechnology Inc.[1]	10,033	233,167
Red Hat Inc.[1]	12,228	232,699
Citrix Systems Inc.[1]	11,540	232,069
Atmel Corp.[1]	32,782	231,441
International Rectifier Corp.[1]	4,539	229,673
Agere Systems Inc. Class B1	62,921	229,662
Harris Corp.	4,710	229,283
Storage Technology Corp.[1]	7,698	223,242
Celestica Inc.[1]	12,891	221,081
Avnet Inc.[1]	8,327	219,416
Compuware Corp.[1]	26,989	216,722
Foundry Networks Inc.[1]	9,062	215,947
Agere Systems Inc. Class A1	55,834	214,961
Sabre Holdings Corp.	10,153	214,330
Rambus Inc.[1]	6,842	213,676
Ceridian Corp.[1]	10,371	213,228
AVX Corp.	12,099	210,644
Amkor Technology Inc.[1]	12,064	210,034
Amphenol Corp. Class A1	3,092	204,288
3Com Corp.[1]	26,417	203,411
Fair Isaac Corp.	3,422	203,164
Fairchild Semiconductor International Inc. Class A1	8,163	$199,993
Network Associates Inc.[1]	11,463	198,883
ADC Telecommunications Inc.[1]	56,747	198,614
Cognos Inc.[1]	6,564	198,364
CheckFree Corp.[1]	6,319	198,353
Autodesk Inc.	7,738	197,706
ADTRAN Inc.	5,513	189,757
Arrow Electronics Inc.[1]	6,978	186,731
Monster Worldwide Inc.[1]	7,573	185,387
Silicon Laboratories Inc.[1]	3,611	185,136
PerkinElmer Inc.	8,919	184,177
Tektronix Inc.	5,849	181,728
Andrew Corp.[1]	10,572	181,204
Cypress Semiconductor Corp.[1]	8,533	180,900
National Instruments Corp.	3,642	179,441
Alliance Data Systems Corp.[1]	5,636	179,225
Ingram Micro Inc. Class A1	10,708	178,824
Convergys Corp.[1]	10,145	169,624
NetScreen Technologies Inc.[1]	6,378	166,593
Polycom Inc.[1]	6,848	162,092
Maxtor Corp.[1]	17,319	160,201
Emulex Corp.[1]	5,826	158,059
Applied Micro Circuits Corp.[1]	21,508	156,363
MEMC Electronics Materials Inc.[1]	14,283	150,257
Western Digital Corp.[1]	14,483	148,161
BISYS Group Inc. (The)[1]	8,209	147,762
Certegy Inc.	4,541	145,630
Sybase Inc.[1]	6,726	145,416
Advanced Fibre Communications Inc.[1]	6,077	143,478
Sonus Networks Inc.[1]	16,887	143,033
Integrated Device Technology Inc.[1]	7,291	132,842
Integrated Circuit Systems Inc.[1]	5,104	131,428
Cree Inc.[1]	5,210	130,615
BearingPoint Inc.[1]	13,562	130,195
Conexant Systems Inc.[1]	19,313	128,818
Semtech Corp.[1]	5,074	126,495
Reynolds & Reynolds Co. (The) Class A	4,749	126,371
Global Payments Inc.	2,647	123,085

10	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2004

Security	Shares	Value
Titan Corp. (The)[1]	5,658	$123,005
RF Micro Devices Inc.[1]	12,903	122,837
Vitesse Semiconductor Corp.[1]	14,568	120,186
TIBCO Software Inc.[1]	15,193	119,417
Activision Inc.[1]	6,329	119,049
Avocent Corp.[1]	3,245	118,637
West Corp.[1]	4,686	118,087
DoubleClick Inc.[1]	9,723	117,065
Brocade Communications Systems Inc.[1]	18,035	115,604
Varian Semiconductor Equipment Associates Inc.[1]	2,362	115,124
Henry (Jack) & Associates Inc.	6,208	113,358
Skyworks Solutions Inc.[1]	10,601	113,325
Cymer Inc.[1]	2,564	112,842
Quest Software Inc.[1]	6,605	111,096
Acxiom Corp.[1]	5,833	111,002
Micrel Inc.[1]	6,470	109,667
Sycamore Networks Inc.[1]	19,077	107,213
EarthLink Inc.[1]	11,390	107,180
Akamai Technologies Inc.[1]	8,235	106,396
Gateway Inc.[1]	22,241	104,978
Perot Systems Corp. Class A1	7,730	104,278
Ascential Software Corp.[1]	4,252	102,898
Avid Technology Inc.[1]	2,146	101,613
Unova Inc.[1]	4,067	99,682
Electronics For Imaging Inc.[1]	3,700	99,049
Benchmark Electronics Inc.[1]	2,788	98,026
InterDigital Communications Corp.[1]	3,923	95,407
Hyperion Solutions Corp.[1]	2,743	94,277
KEMET Corp.[1]	6,086	92,507
Imation Corp.	2,515	92,175
ASE Test Ltd.[1]	6,790	91,461
CACI International Inc. Class A1	2,067	91,423
Take-Two Interactive Software Inc.[1]	3,119	90,451
OmniVision Technologies Inc.[1]	1,848	89,720
Tekelec[1]	4,300	87,505
MKS Instruments Inc.[1]	3,687	87,161
Axcelis Technologies Inc.[1]	6,718	85,251
Lattice Semiconductor Corp.[1]	7,936	85,153
TriQuint Semiconductor Inc.[1]	9,711	83,223
Kronos Inc. [1]	2,119	$82,344
Nam Tai Electronics Inc.	2,724	81,012
Macrovision Corp.[1]	3,328	80,538
GlobespanVirata Inc.[1]	10,093	80,239
Macromedia Inc.[1]	4,423	79,835
Parametric Technology Corp.[1]	19,048	79,811
Intergraph Corp.[1]	3,278	79,492
Silicon Storage Technology Inc.[1]	6,439	77,461
Mentor Graphics Corp.[1]	4,758	74,320
Adaptec Inc.[1]	7,729	72,421
Anteon International Corp.[1]	2,484	72,260
Extreme Networks Inc.[1]	8,465	71,868
Keane Inc. [1]	4,324	69,746
Plexus Corp.[1]	3,088	67,720
Black Box Corp.	1,284	66,807
RealNetworks Inc.[1]	11,898	66,272
Entegris Inc.[1]	5,179	66,084
Internet Security Systems Inc.[1]	3,510	62,618
Ariba Inc.[1]	19,109	62,104
WebEx Communications Inc.[1]	3,003	58,709
Borland Software Corp.[1]	5,656	58,313
Informatica Corp.[1]	5,847	57,827
Newport Corp.[1]	2,816	56,517
CSG Systems International Inc.[1]	3,732	53,480
NetIQ Corp. [1]	3,967	52,880
McDATA Corp. Class A1	5,834	51,281
THQ Inc.[1]	2,746	45,858
Advent Software Inc.[1]	2,327	43,864
PalmOne Inc.[1]	3,003	30,931

TOTAL COMMON STOCKS (Cost: $135,891,718)		154,009,093
SHORT TERM INVESTMENTS – 12.12%
MONEY MARKET FUNDS – 5.92%
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares[2,3]	6,172,100	6,172,100
Barclays Global Investors Funds
Prime Money Market Fund,
Institutional Shares[2,3]	2,288,035	2,288,035

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2004

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund[2]	96,874	$96,874
Short Term Investment Co. -
Liquid Assets Money Market Portfolio[2]	562,207	562,207

		9,119,216
FLOATING RATE NOTES – 3.05%
Beta Finance Inc.
1.06%, 05/20/04[2]	$104,002	103,997
1.06%, 09/15/04[2]	208,003	207,990
1.07%, 10/12/04[2]	104,002	103,994
1.15%, 08/23/04[2,4]	104,002	104,051
CC USA Inc.
1.06%, 04/19/04[2,4]	91,521	91,520
1.06%, 05/24/04[2]	208,003	207,997
1.10%, 07/15/04[2,4]	104,002	104,018
1.51%, 02/15/05[2,4]	135,202	135,426
Dorada Finance Inc.
1.06%, 05/20/04[2,4]	208,003	207,994
1.24%, 08/09/04[2]	52,001	51,997
1.48%, 01/18/05[2,4]	156,002	155,995
Five Finance Inc.
1.07%, 04/15/04[2,4]	104,002	104,002
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	208,003	208,004
Holmes Financing PLC
1.06%, 04/15/04[2]	20,800	20,800
K2 USA LLC
1.06%, 08/16/04[2]	52,001	51,997
1.06%, 09/27/04[2]	224,643	224,622
1.07%, 05/17/04[2]	104,002	104,000
1.08%, 04/13/04[2]	104,002	104,001
1.46%, 01/12/05[2]	104,002	103,992
Links Finance LLC
1.06%, 06/28/04[2]	104,002	103,993
1.06%, 07/20/04[2]	83,201	83,194
1.07%, 03/29/04[2]	104,002	104,002
1.09%, 05/04/04[2]	104,002	104,000
Nationwide Building Society
1.09%, 07/23/04[2]	156,002	156,002
1.17%, 12/28/04[2,4]	208,003	208,003

Security	Principal	Value
Northern Rock PLC
1.11%, 01/13/05[2,4]	$197,603	$197,603
Permanent Financing PLC
1.07%, 12/10/04[2]	104,002	104,002
Sigma Finance Inc.
1.06%, 07/20/04[2]	104,002	103,992
1.08%, 07/01/04[2]	104,002	103,991
1.09%, 10/07/04[2]	208,003	207,975
1.24%, 08/06/04[2]	52,001	51,998
Tango Finance Corp.
1.06%, 07/15/04[2]	62,401	62,392
1.06%, 01/18/05[2]	91,521	91,513
1.10%, 07/06/04[2]	62,401	62,398
WhistleJacket Capital LLC
1.06%, 09/15/04[2]	104,002	103,989
White Pine Finance LLC
1.06%, 08/26/04[2]	104,002	103,993
1.06%, 11/15/04[2]	124,802	124,802
1.07%, 04/20/04[2]	104,002	104,002
1.08%, 07/06/04[2]	124,802	124,797

		4,703,038
COMMERCIAL PAPER – 1.10%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	156,002	155,868
Delaware Funding Corp.
1.03%, 03/05/04[2]	92,959	92,874
Falcon Asset Securitization Corp.
1.03%, 02/27/04[2]	104,002	103,927
Gemini Securitization Corp.
1.03%, 02/19/04[2]	62,401	62,371
New Center Asset Trust
1.04%, 02/13/04[2]	52,001	51,984
1.04%, 03/01/04[2]	52,001	51,959
Park Avenue Receivables Corp.
1.04%, 02/06/04[2]	208,003	207,979
Polonius Inc.
1.04%, 02/11/04[2]	180,235	180,188
Preferred Receivables Funding Corp.
1.03%, 02/17/04[2]	104,002	103,957
1.03%, 02/19/04[2]	110,242	110,188

12	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS TECHNOLOGY INDEX FUND

January 31, 2004

Security	Principal	Value
Receivables Capital Corp.
1.03%, 02/17/04[2]	$156,668	$156,601
1.03%, 02/20/04[2]	52,001	51,974
Sydney Capital Corp.
1.04%, 02/09/04[2]	135,202	135,175
Thames Asset Global Securitization No. 1 Inc.
1.03%, 02/20/04[2]	104,002	103,948
Windmill Funding Corp.
1.03%, 03/05/04[2]	118,770	118,661

		1,687,654
REPURCHASE AGREEMENTS – 0.88%
Bank of America, NA
1.04%, 02/02/04[2]	624,010	624,010
1.04%, 02/02/04[2]	520,008	520,008
1.06%, 02/02/04[2]	208,003	208,003

		1,352,021
TIME DEPOSITS – 0.84%
Abbey National Treasury Services PLC
1.40%, 10/25/04[2]	208,003	207,979
Bank of New York
1.39%, 11/01/04[2]	208,003	207,988
Bank of Nova Scotia
1.24%, 10/07/04[2]	156,002	155,992
1.42%, 10/29/04[2]	156,002	156,011
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	156,002	155,986
1.38%, 11/22/04[2]	52,001	52,004
1.40%, 10/29/04[2]	208,003	207,999
Toronto-Dominion Bank
1.41%, 11/01/04[2]	156,002	155,991

		1,299,950
U.S. GOVERNMENT AGENCY NOTES – 0.33%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	156,002	155,504
1.28%, 08/19/04[2]	83,201	82,613
Federal National Mortgage Association
1.28%, 08/20/04[2]	$270,404	$268,481

		506,598

TOTAL SHORT TERM INVESTMENTS (Cost: $18,668,477)		18,668,477

TOTAL INVESTMENTS IN SECURITIES – 112.14% (Cost $154,560,195)		172,677,570
OTHER ASSETS, LESS LIABILITIES – (12.14%)		(18,691,323)

NET ASSETS – 100.00%		$153,986,247

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2004

Security	Shares	Value
COMMON STOCKS – 98.84%
Nortel Networks Corp.[1]	2,889,985	$22,599,682
Lucent Technologies Inc.[1]	3,530,450	15,816,416
Motorola Inc.	930,733	15,431,553
Corning Inc.[1]	1,113,335	14,384,288
QUALCOMM Inc.	220,575	12,885,991
Cisco Systems Inc.[1]	466,263	11,954,983
Juniper Networks Inc.[1]	314,308	9,080,358
Broadcom Corp. Class A1	203,055	8,242,002
Avaya Inc.[1]	360,915	6,272,703
JDS Uniphase Corp.[1]	1,179,808	6,017,021
Research in Motion Ltd.[1]	68,114	5,930,686
Scientific-Atlanta Inc.	134,603	4,554,966
Marvell Technology Group Ltd.[1]	109,179	4,541,846
Tellabs Inc.[1]	370,288	3,665,851
PMC-Sierra Inc.[1]	151,001	3,308,432
UTStarcom Inc.[1]	93,145	3,118,495
Comverse Technology Inc.[1]	173,698	3,057,085
CIENA Corp.[1]	410,741	2,977,872
Agere Systems Inc. Class B1	792,555	2,892,826
Foundry Networks Inc.[1]	117,560	2,801,455
3Com Corp.[1]	341,894	2,632,584
Agere Systems Inc. Class A1	675,022	2,598,835
ADTRAN Inc.	73,394	2,526,221
ADC Telecommunications Inc.[1]	700,000	2,450,000
Polycom Inc.[1]	89,916	2,128,312
Applied Micro Circuits Corp.[1]	269,367	1,958,298
Advanced Fibre Communications Inc.[1]	79,229	1,870,597
Sonus Networks Inc.[1]	209,483	1,774,321
Conexant Systems Inc.[1]	238,550	1,591,128
Vitesse Semiconductor Corp.[1]	181,948	1,501,071
Skyworks Solutions Inc.[1]	127,340	1,361,265
Sycamore Networks Inc.[1]	240,692	1,352,689
InterDigital Communications Corp.[1]	49,251	1,197,784
GlobespanVirata Inc.[1]	128,569	1,022,124
Extreme Networks Inc.[1]	103,014	874,589

TOTAL COMMON STOCKS (Cost: $146,160,628)		186,374,329

Security	Shares or Principal	Value
SHORT TERM INVESTMENTS – 21.41%
MONEY MARKET FUNDS – 10.45%
Barclays Global Investors Funds
Institutional Money Market Fund, Institutional Shares[2,3]	13,335,887	$13,335,887
Barclays Global Investors Funds
Prime Money Market Fund, Institutional Shares[2,3]	4,948,742	4,948,742
BlackRock Temp Cash Money Market Fund[2]	209,526	209,526
Short Term Investment Co. -
Liquid Assets Money Market Portfolio[2]	1,215,985	1,215,985

		19,710,140
FLOATING RATE NOTES – 5.40%
Beta Finance Inc.
1.06%, 05/20/04[2]	$224,943	224,933
1.06%, 09/15/04[2]	449,886	449,858
1.07%, 10/12/04[2]	224,943	224,927
1.15%, 08/23/04[2,4]	224,943	225,050
CC USA Inc.
1.06%, 04/19/04[2,4]	197,950	197,948
1.06%, 05/24/04[2]	449,886	449,872
1.10%, 07/15/04[2,4]	224,943	224,979
1.51%, 02/15/05[2,4]	292,426	292,910
Dorada Finance Inc.
1.06%, 05/20/04[2,4]	449,886	449,866
1.24%, 08/09/04[2]	112,471	112,463
1.48%, 01/18/05[2,4]	337,414	337,398
Five Finance Inc.
1.07%, 04/15/04[2,4]	224,943	224,943
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	449,886	449,886
Holmes Financing PLC
1.06%, 04/15/04[2]	44,989	44,989
K2 USA LLC
1.06%, 08/16/04[2]	112,471	112,462
1.06%, 09/27/04[2]	485,876	485,829
1.07%, 05/17/04[2]	224,943	224,940
1.08%, 04/13/04[2]	224,943	224,941
1.46%, 01/12/05[2]	224,943	224,922

14	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2004

Security	Principal	Value
Links Finance LLC
1.06%, 06/28/04[2]	$224,943	$224,925
1.06%, 07/20/04[2]	179,954	179,938
1.07%, 03/29/04[2]	224,943	224,943
1.09%, 05/04/04[2]	224,943	224,940
Nationwide Building Society
1.09%, 07/23/04[2]	337,414	337,414
1.17%, 12/28/04[2,4]	449,886	449,886
Northern Rock PLC
1.11%, 01/13/05[2,4]	427,391	427,391
Permanent Financing PLC
1.07%, 12/10/04[2]	224,943	224,943
Sigma Finance Inc.
1.06%, 07/20/04[2]	224,943	224,922
1.08%, 07/01/04[2]	224,943	224,920
1.09%, 10/07/04[2]	449,886	449,825
1.24%, 08/06/04[2]	112,471	112,466
Tango Finance Corp.
1.06%, 07/15/04[2]	134,966	134,946
1.06%, 01/18/05[2]	197,950	197,930
1.10%, 07/06/04[2]	134,966	134,960
WhistleJacket Capital LLC
1.06%, 09/15/04[2]	224,943	224,915
White Pine Finance LLC
1.06%, 08/26/04[2]	224,943	224,923
1.06%, 11/15/04[2]	269,931	269,931
1.07%, 04/20/04[2]	224,943	224,943
1.08%, 07/06/04[2]	269,931	269,920

		10,172,097
COMMERCIAL PAPER – 1.94%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	337,414	337,125
Delaware Funding Corp.
1.03%, 03/05/04[2]	201,058	200,874
Falcon Asset Securitization Corp.
1.03%, 02/27/04[2]	224,943	224,782
Gemini Securitization Corp.
1.03%, 02/19/04[2]	134,966	134,900
New Center Asset Trust
1.04%, 02/13/04[2]	112,471	112,436
1.04%, 03/01/04[2]	112,471	112,380
Park Avenue Receivables Corp.
1.04%, 02/06/04[2]	$449,886	$449,834
Polonius Inc.
1.04%, 02/11/04[2]	389,826	389,725
Preferred Receivables Funding Corp.
1.03%, 02/17/04[2]	224,943	224,846
1.03%, 02/19/04[2]	238,439	238,323
Receivables Capital Corp.
1.03%, 02/17/04[2]	338,854	338,708
1.03%, 02/20/04[2]	112,471	112,413
Sydney Capital Corp.
1.04%, 02/09/04[2]	292,426	292,367
Thames Asset Global Securitization No. 1 Inc.
1.03%, 02/20/04[2]	224,943	224,827
Windmill Funding Corp.
1.03%, 03/05/04[2]	256,885	256,649

		3,650,189
REPURCHASE AGREEMENTS – 1.55%
Bank of America, NA
1.04%, 02/02/04[2]	1,349,657	1,349,657
1.04%, 02/02/04[2]	1,124,714	1,124,714
1.06%, 02/02/04[2]	449,886	449,886

		2,924,257
TIME DEPOSITS – 1.49%
Abbey National Treasury Services PLC
1.40%, 10/25/04[2]	449,886	449,835
Bank of New York
1.39%, 11/01/04[2]	449,886	449,852
Bank of Nova Scotia
1.24%, 10/07/04[2]	337,414	337,391
1.42%, 10/29/04[2]	337,414	337,433
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	337,414	337,380
1.38%, 11/22/04[2]	112,471	112,478
1.40%, 10/29/04[2]	449,886	449,877
Toronto-Dominion Bank
1.41%, 11/01/04[2]	337,414	337,389

		2,811,635

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS NETWORKING INDEX FUND

January 31, 2004

Security	Principal	Value
U.S. GOVERNMENT AGENCY NOTES – 0.58%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	$337,414	$336,336
1.28%, 08/19/04[2]	179,954	178,681
Federal National Mortgage Association
1.28%, 08/20/04[2]	584,851	580,692

		1,095,709

TOTAL SHORT TERM INVESTMENTS (Cost: $40,364,027)		40,364,027

TOTAL INVESTMENTS IN SECURITIES – 120.25% (Cost $186,524,655)		226,738,356
Other Assets, Less Liabilities – (20.25%)		(38,177,128)

NET ASSETS – 100.00%		$188,561,228

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

16	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.03%
Motorola Inc.	1,078,999	$17,889,803
Texas Instruments Inc.	494,447	15,500,913
Intel Corp.	457,497	13,999,408
Applied Materials Inc.[1]	635,273	13,823,541
STMicroelectronics NV NY Shares	417,646	11,209,619
Analog Devices Inc.	170,241	8,146,032
Maxim Integrated Products Inc.	152,299	7,790,094
Xilinx Inc.[1]	158,659	6,649,399
Linear Technology Corp.	144,785	5,791,400
KLA-Tencor Corp.[1]	90,235	5,149,711
Micron Technology Inc.[1]	282,890	4,557,358
Broadcom Corp. Class A1	108,963	4,422,808
ASM Lithography Holding NV NY Shares[1]	223,438	4,303,416
Altera Corp.[1]	175,508	3,929,624
National Semiconductor Corp.[1]	85,868	3,301,625
Microchip Technology Inc.	96,207	2,770,762
Marvell Technology Group Ltd.[1]	58,809	2,446,454
Novellus Systems Inc.[1]	70,652	2,406,407
Advanced Micro Devices Inc.[1]	161,670	2,402,416
Teradyne Inc.[1]	88,739	2,387,079
ATI Technologies Inc.[1]	110,962	1,810,900
LSI Logic Corp.[1]	175,789	1,808,869
SanDisk Corp.[1]	33,071	1,800,385
PMC-Sierra Inc.[1]	80,122	1,755,473
Intersil Corp. Class A	64,433	1,690,722
NVIDIA Corp.[1]	75,208	1,673,378
Lam Research Corp.[1]	60,518	1,618,857
Atmel Corp.[1]	218,626	1,543,500
International Rectifier Corp.[1]	29,817	1,508,740
Rambus Inc.[1]	45,391	1,417,561
Agere Systems Inc. Class A1	366,824	1,412,272
Amkor Technology Inc.[1]	80,623	1,403,646
Fairchild Semiconductor International Inc. Class A1	54,602	1,337,749
Silicon Laboratories Inc.[1]	23,629	1,211,459
Cypress Semiconductor Corp.[1]	55,667	1,180,140
Applied Micro Circuits Corp.[1]	142,347	1,034,863
MEMC Electronics Materials Inc.[1]	95,967	1,009,573
Integrated Device Technology Inc.[1]	48,608	885,638

Security	Shares or Principal	Value
Integrated Circuit Systems Inc.[1]	33,452	$861,389
Conexant Systems Inc.[1]	128,679	858,289
Semtech Corp.[1]	34,223	853,179
RF Micro Devices Inc.[1]	85,999	818,710
Vitesse Semiconductor Corp.[1]	98,192	810,084
Varian Semiconductor Equipment
Associates Inc.[1]	15,962	777,988
Cymer Inc.[1]	16,724	736,023
Skyworks Solutions Inc.[1]	68,647	733,836
Micrel Inc.[1]	42,724	724,172
Axcelis Technologies Inc.[1]	45,866	582,040
MKS Instruments Inc.[1]	24,008	567,549
Lattice Semiconductor Corp.[1]	52,277	560,932
GlobespanVirata Inc.[1]	69,162	549,838
TriQuint Semiconductor Inc.[1]	62,228	533,294
Entegris Inc.[1]	33,667	429,591

TOTAL COMMON STOCKS (Cost: $164,245,316)		175,378,508
SHORT TERM INVESTMENTS – 16.04%
MONEY MARKET FUNDS – 7.84%
Barclays Global Investors Funds
Institutional Money Market Fund, Institutional Shares[2,3]	9,306,713	9,306,713
Barclays Global Investors Funds
Prime Money Market Fund, Institutional Shares[2,3]	3,445,442	3,445,442
BlackRock Temp Cash
Money Market Fund[2]	145,878	145,878
Short Term Investment Co. -
Liquid Assets Money Market Portfolio[2]	846,600	846,600

		13,744,633
FLOATING RATE NOTES – 4.04%
Beta Finance Inc.
1.06%, 05/20/04[2]	$156,611	156,604
1.06%, 09/15/04[2]	313,222	313,203
1.07%, 10/12/04[2]	156,611	156,600
1.15%, 08/23/04[2,4]	156,611	156,686
CC USA Inc.
1.06%, 04/19/04[2,4]	137,818	137,816

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2004

Security	Principal	Value
1.06%, 05/24/04[2]	$313,222	$313,212
1.10%, 07/15/04[2,4]	156,611	156,636
1.51%, 02/15/05[2,4]	203,594	203,931
Dorada Finance Inc.
1.06%, 05/20/04[2,4]	313,222	313,208
1.24%, 08/09/04[2]	78,305	78,299
1.48%, 01/18/05[2,4]	234,916	234,905
Five Finance Inc.
1.07%, 04/15/04[2,4]	156,611	156,611
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	313,222	313,222
Holmes Financing PLC
1.06%, 04/15/04[2]	31,322	31,322
K2 USA LLC
1.06%, 08/16/04[2]	78,305	78,299
1.06%, 09/27/04[2]	338,280	338,247
1.07%, 05/17/04[2]	156,611	156,609
1.08%, 04/13/04[2]	156,611	156,609
1.46%, 01/12/05[2]	156,611	156,596
Links Finance LLC
1.06%, 06/28/04[2]	156,611	156,598
1.06%, 07/20/04[2]	125,289	125,277
1.07%, 03/29/04[2]	156,611	156,611
1.09%, 05/04/04[2]	156,611	156,609
Nationwide Building Society
1.09%, 07/23/04[2]	234,916	234,916
1.17%, 12/28/04[2,4]	313,222	313,222
Northern Rock PLC
1.11%, 01/13/05[2,4]	297,561	297,561
Permanent Financing PLC
1.07%, 12/10/04[2]	156,611	156,611
Sigma Finance Inc.
1.06%, 07/20/04[2]	156,611	156,596
1.08%, 07/01/04[2]	156,611	156,595
1.09%, 10/07/04[2]	313,222	313,180
1.24%, 08/06/04[2]	78,305	78,302
Tango Finance Corp.
1.06%, 07/15/04[2]	93,967	93,953
1.06%, 01/18/05[2]	137,818	137,804
1.10%, 07/06/04[2]	93,967	93,963
WhistleJacket Capital LLC
1.06%, 09/15/04[2]	$156,611	$156,592
White Pine Finance LLC
1.06%, 08/26/04[2]	156,611	156,597
1.06%, 11/15/04[2]	187,933	187,933
1.07%, 04/20/04[2]	156,611	156,611
1.08%, 07/06/04[2]	187,933	187,926

		7,082,072
COMMERCIAL PAPER – 1.45%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	234,916	234,715
Delaware Funding Corp.
1.03%, 03/05/04[2]	139,982	139,854
Falcon Asset Securitization Corp.
1.03%, 02/27/04[2]	156,611	156,499
Gemini Securitization Corp.
1.03%, 02/19/04[2]	93,967	93,921
New Center Asset Trust
1.04%, 02/13/04[2]	78,305	78,281
1.04%, 03/01/04[2]	78,305	78,242
Park Avenue Receivables Corp.
1.04%, 02/06/04[2]	313,222	313,186
Polonius Inc.
1.04%, 02/11/04[2]	271,407	271,336
Preferred Receivables Funding Corp.
1.03%, 02/17/04[2]	156,611	156,544
1.03%, 02/19/04[2]	166,008	165,927
Receivables Capital Corp.
1.03%, 02/17/04[2]	235,919	235,818
1.03%, 02/20/04[2]	78,305	78,265
Sydney Capital Corp.
1.04%, 02/09/04[2]	203,594	203,553
Thames Asset Global
Securitization No. 1 Inc.
1.03%, 02/20/04[2]	156,611	156,530
Windmill Funding Corp.
1.03%, 03/05/04[2]	178,850	178,687

		2,541,358
REPURCHASE AGREEMENTS – 1.16%
Bank of America, NA
1.04%, 02/02/04[2]	939,666	939,666

18	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

January 31, 2004

Security	Principal	Value
1.04%, 02/02/04[2]	$783,055	$783,055
1.06%, 02/02/04[2]	313,222	313,222

		2,035,943
TIME DEPOSITS – 1.12%
Abbey National Treasury Services PLC
1.40%, 10/25/04[2]	313,222	313,188
Bank of New York
1.39%, 11/01/04[2]	313,222	313,199
Bank of Nova Scotia
1.24%, 10/07/04[2]	234,916	234,900
1.42%, 10/29/04[2]	234,916	234,930
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	234,916	234,893
1.38%, 11/22/04[2]	78,305	78,310
1.40%, 10/29/04[2]	313,222	313,216
Toronto-Dominion Bank
1.41%, 11/01/04[2]	234,916	234,899

		1,957,535
U.S. GOVERNMENT AGENCY NOTES – 0.43%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	234,916	234,166
1.28%, 08/19/04[2]	125,289	124,402
Federal National Mortgage Association
1.28%, 08/20/04[2]	407,189	404,293

		762,861

TOTAL SHORT TERM INVESTMENTS (Cost: $28,124,402)		$28,124,402

TOTAL INVESTMENTS IN SECURITIES – 116.07% (Cost $192,369,718)		203,502,910
Other Assets, Less Liabilities – (16.07%)		(28,169,954)

NET ASSETS – 100.00%		$175,332,956

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.03%
Oracle Corp.[1]	996,161	$13,756,983
Microsoft Corp.	480,296	13,280,184
Computer Associates International Inc.	436,241	11,403,340
Veritas Software Corp.[1]	322,109	10,584,502
Electronic Arts Inc.[1]	224,387	10,514,775
Symantec Corp.[1]	232,053	9,003,656
Intuit Inc.[1]	149,527	7,539,151
Adobe Systems Inc.	176,293	6,780,229
PeopleSoft Inc.[1]	282,458	6,086,970
Siebel Systems Inc.[1]	373,581	4,979,835
Amdocs Ltd.[1]	162,748	4,617,161
Synopsys Inc.[1]	116,935	4,126,636
BEA Systems Inc.[1]	303,968	3,839,116
Check Point Software Technologies Ltd.[1]	185,284	3,798,322
Novell Inc.[1]	281,364	3,573,323
BMC Software Inc.[1]	170,464	3,392,234
Cadence Design Systems Inc.[1]	198,184	3,283,909
Mercury Interactive Corp.[1]	67,764	3,180,842
VeriSign Inc.[1]	181,961	3,180,678
Citrix Systems Inc.[1]	123,656	2,486,722
Red Hat Inc.[1]	130,014	2,474,166
Compuware Corp.[1]	289,410	2,323,962
Fair Isaac Corp.	36,316	2,156,081
Cognos Inc.[1]	71,237	2,152,782
Autodesk Inc.	84,100	2,148,755
Network Associates Inc.[1]	121,643	2,110,506
NetScreen Technologies Inc.[1]	69,439	1,813,747
Sybase Inc.[1]	72,862	1,575,276
TIBCO Software Inc.[1]	160,336	1,260,241
Activision Inc.[1]	66,834	1,257,148
Quest Software Inc.[1]	70,137	1,179,704
Hyperion Solutions Corp.[1]	30,141	1,035,946
Take-Two Interactive Software Inc.[1]	33,084	959,436
Kronos Inc.[1]	22,818	886,708
Parametric Technology Corp.[1]	200,710	840,975
Mentor Graphics Corp.[1]	51,410	803,024
Internet Security Systems Inc.[1]	37,531	669,553
Ariba Inc.[1]	204,040	663,130

Security	Shares or Principal	Value
Borland Software Corp.[1]	60,957	$628,467
Informatica Corp.[1]	63,233	625,374
NetIQ Corp.[1]	43,259	576,643
THQ Inc.[1]	28,822	481,327
Advent Software Inc.[1]	24,714	465,859

TOTAL COMMON STOCKS (Cost: $146,115,598)		158,497,378
SHORT TERM INVESTMENTS – 12.64%
MONEY MARKET FUNDS – 6.19%
Barclays Global Investors Funds
Institutional Money Market Fund, Institutional Shares[2,3]	6,659,162	6,659,162
Barclays Global Investors Funds
Prime Money Market Fund, Institutional Shares[2,3]	2,448,596	2,448,596
BlackRock Temp Cash
Money Market Fund[2]	103,672	103,672
Short Term Investment Co. -
Liquid Assets Money Market Portfolio[2]	601,659	601,659

		9,813,089
FLOATING RATE NOTES – 3.18%
Beta Finance Inc.
1.06%, 05/20/04[2]	$111,300	111,295
1.06%, 09/15/04[2]	222,600	222,586
1.07%, 10/12/04[2]	111,300	111,292
1.15%, 08/23/04[2,4]	111,300	111,353
CC USA Inc.
1.06%, 04/19/04[2,4]	97,944	97,943
1.06%, 05/24/04[2]	222,600	222,593
1.10%, 07/15/04[2,4]	111,300	111,318
1.51%, 02/15/05[2,4]	144,690	144,929
Dorada Finance Inc.
1.06%, 05/20/04[2,4]	222,600	222,590
1.24%, 08/09/04[2]	55,650	55,646
1.48%, 01/18/05[2,4]	166,950	166,942
Five Finance Inc.
1.07%, 04/15/04[2,4]	111,300	111,300
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	222,600	222,600

20	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2004

Security	Principal	Value
Holmes Financing PLC
1.06%, 04/15/04[2]	$22,260	$22,260
K2 USA LLC
1.06%, 08/16/04[2]	55,650	55,645
1.06%, 09/27/04[2]	240,408	240,384
1.07%, 05/17/04[2]	111,300	111,298
1.08%, 04/13/04[2]	111,300	111,299
1.46%, 01/12/05[2]	111,300	111,289
Links Finance LLC
1.06%, 06/28/04[2]	111,300	111,291
1.06%, 07/20/04[2]	89,040	89,032
1.07%, 03/29/04[2]	111,300	111,300
1.09%, 05/04/04[2]	111,300	111,298
Nationwide Building Society
1.09%, 07/23/04[2]	166,950	166,950
1.17%, 12/28/04[2,4]	222,600	222,600
Northern Rock PLC
1.11%, 01/13/05[2,4]	211,470	211,470
Permanent Financing PLC
1.07%, 12/10/04[2]	111,300	111,300
Sigma Finance Inc.
1.06%, 07/20/04[2]	111,300	111,290
1.08%, 07/01/04[2]	111,300	111,288
1.09%, 10/07/04[2]	222,600	222,569
1.24%, 08/06/04[2]	55,650	55,647
Tango Finance Corp.
1.06%, 07/15/04[2]	66,780	66,770
1.06%, 01/18/05[2]	97,944	97,934
1.10%, 07/06/04[2]	66,780	66,777
WhistleJacket Capital LLC
1.06%, 09/15/04[2]	111,300	111,286
White Pine Finance LLC
1.06%, 08/26/04[2]	111,300	111,290
1.06%, 11/15/04[2]	133,560	133,560
1.07%, 04/20/04[2]	111,300	111,300
1.08%, 07/06/04[2]	133,560	133,554

		5,033,068
COMMERCIAL PAPER – 1.14%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	166,950	166,806
Delaware Funding Corp.
1.03%, 03/05/04[2]	$99,482	$99,391
Falcon Asset Securitization Corp.
1.03%, 02/27/04[2]	111,300	111,220
Gemini Securitization Corp.
1.03%, 02/19/04[2]	66,780	66,747
New Center Asset Trust
1.04%, 02/13/04[2]	55,650	55,632
1.04%, 03/01/04[2]	55,650	55,605
Park Avenue Receivables Corp.
1.04%, 02/06/04[2]	222,600	222,574
Polonius Inc.
1.04%, 02/11/04[2]	192,883	192,832
Preferred Receivables Funding Corp.
1.03%, 02/17/04[2]	111,300	111,252
1.03%, 02/19/04[2]	117,978	117,920
Receivables Capital Corp.
1.03%, 02/17/04[2]	167,662	167,590
1.03%, 02/20/04[2]	55,650	55,621
Sydney Capital Corp.
1.04%, 02/09/04[2]	144,690	144,661
Thames Asset Global
Securitization No. 1 Inc.
1.03%, 02/20/04[2]	111,300	111,243
Windmill Funding Corp.
1.03%, 03/05/04[2]	127,104	126,988

		1,806,082
REPURCHASE AGREEMENTS – 0.91%
Bank of America, NA
1.04%, 02/02/04[2]	667,799	667,799
1.04%, 02/02/04[2]	556,499	556,499
1.06%, 02/02/04[2]	222,600	222,600

		1,446,898
TIME DEPOSITS – 0.88%
Abbey National Treasury Services PLC
1.40%, 10/25/04[2]	222,600	222,577
Bank of New York
1.39%, 11/01/04[2]	222,600	222,583

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS SOFTWARE INDEX FUND

January 31, 2004

Security	Principal	Value
Bank of Nova Scotia
1.24%, 10/07/04[2]	$166,950	$166,938
1.42%, 10/29/04[2]	166,950	166,959
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	166,950	166,933
1.38%, 11/22/04[2]	55,650	55,653
1.40%, 10/29/04[2]	222,600	222,596
Toronto-Dominion Bank
1.41%, 11/01/04[2]	166,950	166,937

		1,391,176
U.S. GOVERNMENT AGENCY NOTES – 0.34%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	166,950	166,416
1.28%, 08/19/04[2]	89,040	88,410
Federal National Mortgage Association
1.28%, 08/20/04[2]	289,380	287,322

		542,148

TOTAL SHORT TERM INVESTMENTS (Cost: $20,032,461)		20,032,461

TOTAL INVESTMENTS IN SECURITIES – 112.67% (Cost $166,148,059)		178,529,839
Other Assets, Less Liabilities – (12.67%)		(20,079,949)

NET ASSETS – 100.00%		$158,449,890

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

22	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2004

Security	Shares	Value
COMMON STOCKS – 100.00%
ChevronTexaco Corp.	117,809	$10,172,807
Exxon Mobil Corp.	247,052	10,077,251
BP PLC ADR	204,939	9,755,096
Royal Dutch Petroleum Co. NY Shares	194,428	9,215,887
ConocoPhillips	97,196	6,403,272
Schlumberger Ltd.	83,579	5,113,363
Alcoa Inc.	123,530	4,222,255
International Paper Co.	68,630	2,900,990
EnCana Corp.	66,308	2,592,643
Occidental Petroleum Corp.	55,014	2,423,367
Newmont Mining Corp.	55,710	2,320,879
Alcan Ltd.	52,380	2,232,959
Weyerhaeuser Co.	31,395	1,929,537
Halliburton Co.	62,559	1,886,154
Devon Energy Corp.	33,214	1,875,262
Anadarko Petroleum Corp.	35,836	1,788,216
Apache Corp.	46,286	1,781,085
Baker Hughes Inc.	47,814	1,677,315
Petro-Canada	37,879	1,654,555
Suncor Energy Inc.	64,190	1,620,156
Burlington Resources Inc.	28,579	1,564,414
Barrick Gold Corp.	76,179	1,500,726
Marathon Oil Corp.	44,301	1,438,896
TransCanada Corp.	68,794	1,408,213
Unocal Corp.	36,949	1,360,462
Transocean Inc.[1]	45,631	1,229,299
Kinder Morgan Inc.	17,577	1,037,043
Freeport-McMoRan Copper & Gold Inc.	27,924	1,029,279
Georgia-Pacific Corp.	36,251	1,018,653
Inco Ltd.[1]	26,438	989,574
Talisman Energy Inc.	18,244	976,601
Phelps Dodge Corp.[1]	12,736	963,733
Enbridge Inc.	24,396	938,270
Canadian Natural Resources Ltd.	19,120	923,878
Placer Dome Inc.	58,328	922,166
Nabors Industries Ltd.[1]	20,891	919,204
GlobalSantaFe Corp.	33,265	908,135
Valero Energy Corp.	17,158	908,001
BJ Services Co.[1]	22,557	882,881
Murphy Oil Corp.	13,141	795,819
Plum Creek Timber Co. Inc.	26,177	$790,545
MeadWestvaco Corp.	28,692	773,823
Weatherford International Ltd.[1]	18,782	757,290
Williams Companies Inc.	74,131	751,688
EOG Resources Inc.	16,465	745,864
El Paso Corp.	87,007	739,559
Amerada Hess Corp.	12,856	724,950
Kerr-McGee Corp.	14,427	702,883
Noble Corp.[1]	18,895	701,005
Smith International Inc.[1]	14,323	694,093
XTO Energy Inc.	26,360	691,423
Nexen Inc.	17,749	658,488
Sunoco Inc.	11,051	612,778
ENSCO International Inc.	21,443	611,125
Smurfit-Stone Container Corp.	35,390	610,124
Noranda Corp.	40,915	593,268
Pioneer Natural Resources Co.[1]	16,858	538,107
Abitibi-Consolidated Inc.	62,978	486,190
Temple-Inland Inc.	7,766	458,582
Ashland Inc.	9,841	455,737
Diamond Offshore Drilling Inc.	18,651	423,378
Questar Corp.	11,881	417,380
Patterson-UTI Energy Inc.[1]	11,579	400,402
Boise Cascade Corp.	12,174	395,046
Chesapeake Energy Corp.	30,980	386,011
Domtar Inc.	32,701	379,005
Newfield Exploration Co.[1]	7,974	376,293
Pride International Inc.[1]	19,409	365,860
Cameco Corp.	8,043	364,911
Pogo Producing Co.	9,122	363,968
Precision Drilling Corp.[1]	7,820	362,301
Noble Energy Inc.	8,122	358,992
Bowater Inc.	7,927	354,733
Goldcorp Inc.	26,235	350,500
Rowan Companies Inc.[1]	14,710	336,565
Packaging Corporation of America	15,090	326,548
Louisiana-Pacific Corp.[1]	15,155	322,347
Premcor Inc.[1]	10,607	321,180
Kinross Gold Corp.[1]	45,004	314,578
National-Oilwell Inc.[1]	12,175	313,019
Peabody Energy Corp.	7,753	310,353

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2004

Security	Shares	Value
Varco International Inc.[1]	13,970	$303,149
CONSOL Energy Inc.	12,782	295,264
Westport Resources Corp.[1]	9,641	281,421
Aber Diamond Corp.[1]	8,004	280,140
Glamis Gold Ltd.[1]	18,469	277,035
Tidewater Inc.	8,116	260,118
Ultra Petroleum Corp.[1]	10,646	259,337
PetroKazakhstan Inc. Class A1	11,132	251,138
Grant Prideco Inc.[1]	17,380	236,368
FMC Technologies Inc.[1]	9,481	233,327
Patina Oil & Gas Corp.	4,842	212,322
Key Energy Services Inc.[1]	18,695	209,010
Helmerich & Payne Inc.	7,173	208,160
Arch Coal Inc.	7,535	208,117
Tom Brown Inc.[1]	6,527	202,990
Evergreen Resources Inc.[1]	6,104	197,403
Wheaton River Minerals Ltd.[1]	73,524	191,898
Forest Oil Corp.[1]	7,644	189,953
Meridian Gold Inc.[1]	14,200	184,600
Coeur d’Alene Mines Corporation[1]	30,164	164,394
Spinnaker Exploration Co.[1]	4,767	162,173
Houston Exploration Co.[1]	4,478	161,880
Unit Corp.[1]	6,500	161,395
Stone Energy Corp.[1]	3,779	159,171
Cimarex Energy Co.[1]	5,965	157,357
Agnico-Eagle Mines Ltd.	12,091	154,160
Potlatch Corp.	4,119	153,639
Bema Gold Corp.[1]	49,822	149,466
Hanover Compressor Co.[1]	11,793	147,059
Cabot Oil & Gas Corp.	4,654	141,947
IAMGOLD Corporation	20,432	133,830
St. Mary Land & Exploration Co.	4,520	129,724
Cal Dive International Inc.[1]	5,405	124,207
Vintage Petroleum Inc.	9,209	115,297
SEACOR SMIT Inc.[1]	2,678	110,709
Grey Wolf Inc.[1]	25,993	108,651
Wausau-Mosinee Paper Corp.	7,392	93,952

TOTAL COMMON STOCKS (Cost: $117,588,583)		131,009,949

Security	Shares or Principal	Value
SHORT TERM INVESTMENTS – 9.71%
MONEY MARKET FUNDS – 4.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares[2,3]	4,187,365	$4,187,365
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares[2,3]	1,561,321	1,561,321
BlackRock Temp Cash Money Market Fund[2]	66,105	66,105
Short Term Investment Co. - Liquid Assets Money Market Portfolio[2]	383,641	383,641

		6,198,432
FLOATING RATE NOTES – 2.45%
Beta Finance Inc.
1.06%, 05/20/04[2]	$70,969	70,966
1.06%, 09/15/04[2]	141,938	141,929
1.07%, 10/12/04[2]	70,969	70,964
1.15%, 08/23/04[2,4]	70,969	71,003
CC USA Inc.
1.06%, 04/19/04[2,4]	62,453	62,452
1.06%, 05/24/04[2]	141,938	141,934
1.10%, 07/15/04[2,4]	70,969	70,981
1.51%, 02/15/05[2,4]	92,260	92,413
Dorada Finance Inc.
1.06%, 05/20/04[2,4]	141,938	141,932
1.24%, 08/09/04[2]	35,485	35,482
1.48%, 01/18/05[2,4]	106,454	106,449
Five Finance Inc.
1.07%, 04/15/04[2,4]	70,969	70,969
HBOS Treasury Services PLC
1.16%, 01/24/05[2]	141,938	141,938
Holmes Financing PLC
1.06%, 04/15/04[2]	14,194	14,194
K2 USA LLC
1.06%, 08/16/04[2]	35,485	35,482
1.06%, 09/27/04[2]	153,293	153,278
1.07%, 05/17/04[2]	70,969	70,968
1.08%, 04/13/04[2]	70,969	70,968
1.46%, 01/12/05[2]	70,969	70,962

24	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2004

Security	Principal	Value
Links Finance LLC
1.06%, 06/28/04[2]	$70,969	$70,963
1.06%, 07/20/04[2]	56,775	56,770
1.07%, 03/29/04[2]	70,969	70,969
1.09%, 05/04/04[2]	70,969	70,968
Nationwide Building Society
1.09%, 07/23/04[2]	106,454	106,454
1.17%, 12/28/04[2,4]	141,938	141,938
Northern Rock PLC
1.11%, 01/13/05[2,4]	134,841	134,841
Permanent Financing PLC
1.07%, 12/10/04[2]	70,969	70,969
Sigma Finance Inc.
1.06%, 07/20/04[2]	70,969	70,963
1.08%, 07/01/04[2]	70,969	70,962
1.09%, 10/07/04[2]	141,938	141,919
1.24%, 08/06/04[2]	35,485	35,483
Tango Finance Corp.
1.06%, 07/15/04[2]	42,581	42,575
1.06%, 01/18/05[2]	62,453	62,447
1.10%, 07/06/04[2]	42,581	42,580
WhistleJacket Capital LLC
1.06%, 09/15/04[2]	70,969	70,960
White Pine Finance LLC
1.06%, 08/26/04[2]	70,969	70,963
1.06%, 11/15/04[2]	85,163	85,163
1.07%, 04/20/04[2]	70,969	70,969
1.08%, 07/06/04[2]	85,163	85,159

		3,209,279
COMMERCIAL PAPER – 0.88%
Amsterdam Funding Corp.
1.03%, 03/03/04[2]	106,454	106,362
Delaware Funding Corp.
1.03%, 03/05/04[2]	63,434	63,376
Falcon Asset Securitization Corp.
1.03%, 02/27/04[2]	70,969	70,918
Gemini Securitization Corp.
1.03%, 02/19/04[2]	42,581	42,561
New Center Asset Trust
1.04%, 02/13/04[2]	35,485	35,473
1.04%, 03/01/04[2]	35,485	35,456
Park Avenue Receivables Corp.
1.04%, 02/06/04[2]	$141,938	$141,922
Polonius Inc.
1.04%, 02/11/04[2]	122,989	122,958
Preferred Receivables Funding Corp.
1.03%, 02/17/04[2]	70,969	70,939
1.03%, 02/19/04[2]	75,227	75,191
Receivables Capital Corp.
1.03%, 02/17/04[2]	106,908	106,862
1.03%, 02/20/04[2]	35,485	35,466
Sydney Capital Corp.
1.04%, 02/09/04[2]	92,260	92,241
Thames Asset Global Securitization No. 1 Inc.
1.03%, 02/20/04[2]	70,969	70,933
Windmill Funding Corp.
1.03%, 03/05/04[2]	81,047	80,973

		1,151,631
REPURCHASE AGREEMENTS – 0.71%
Bank of America, NA
1.04%, 02/02/04[2]	425,815	425,815
1.04%, 02/02/04[2]	354,846	354,846
1.06%, 02/02/04[2]	141,938	141,938

		922,599
TIME DEPOSITS – 0.68%
Abbey National Treasury Services PLC
1.40%, 10/25/04[2]	141,938	141,921
Bank of New York
1.39%, 11/01/04[2]	141,938	141,928
Bank of Nova Scotia
1.24%, 10/07/04[2]	106,454	106,446
1.42%, 10/29/04[2]	106,454	106,460
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[2]	106,454	106,443
1.38%, 11/22/04[2]	35,485	35,487
1.40%, 10/29/04[2]	141,938	141,936

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

January 31, 2004

Security	Principal	Value
Toronto-Dominion Bank
1.41%, 11/01/04[2]	$106,454	$106,446

		887,067
U.S. GOVERNMENT AGENCY NOTES – 0.26%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[2]	106,454	106,114
1.28%, 08/19/04[2]	56,775	56,374
Federal National Mortgage Association
1.28%, 08/20/04[2]	184,520	183,208

		345,696

TOTAL SHORT TERM INVESTMENTS (Cost: $12,714,704)		12,714,704

TOTAL INVESTMENTS IN SECURITIES – 109.71% (Cost $130,303,287)		143,724,653
Other Assets, Less Liabilities – (9.71%)		(12,718,753)

NET ASSETS – 100.00%		$131,005,900

[1]	Non-income earning securities.

[2]	All or a portion of this security represents investments of securities lending collateral.

[3]	Issuer is an affiliate of the Fund’ s investment advisor. See Note 2.

[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

26	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
COMMON STOCKS AND RIGHTS – 99.24%
AUSTRALIA – 4.83%
Alumina Ltd.	1,088,016	$4,686,676
Amcor Ltd.	577,752	3,478,012
AMP Ltd.	1,409,682	4,817,045
Ansell Ltd.	351,585	1,707,121
Aristocrat Leisure Ltd.	312,132	510,728
Australia and New Zealand Banking Group Ltd.	1,434,853	19,175,430
Australian Gas & Light Co. Ltd.	385,548	3,221,766
Australian Stock Exchange Ltd.	130,872	1,642,406
BHP Billiton Ltd.	3,224,148	27,702,700
BHP Steel	642,061	2,580,022
Boral Ltd.	663,708	2,788,235
Brambles Industries Ltd.	1,073,880	4,266,183
Coca-Cola Amatil Ltd.	439,584	2,124,363
Cochlear Ltd.	44,688	748,216
Coles Myer Ltd.	1,002,516	5,577,273
Commonwealth Bank of Australia	1,110,132	25,776,861
Commonwealth Property Office Fund	1,232,112	1,087,731
Computershare Ltd.	568,176	1,383,713
CSR Ltd.	895,812	1,213,529
Deutsche Office Trust	1,509,588	1,252,270
Foster’s Group Ltd.	1,985,424	6,542,660
Futuris Corp. Ltd.	671,004	750,681
General Property Trust	1,520,988	3,426,342
Harvey Normand Holdings Ltd.	416,556	855,954
Iluka Resources Ltd.	826,500	2,622,963
Insurance Australia Group Ltd.	1,279,992	4,159,569
Investa Property Group	912,991	1,341,025
James Hardie Industries NV	386,916	1,937,563
John Fairfax Holdings Ltd.	638,856	1,755,187
Leighton Holdings Ltd.	177,384	1,452,580
Lend Lease Corp. Ltd.	372,096	2,939,446
Macquarie Bank Ltd.	142,272	3,713,871
Macquarie Infrastructure Group	1,507,536	3,579,608
Mayne Group Ltd.	829,472	2,020,063
Mirvac Group	1,177,848	3,890,381
National Australia Bank Ltd.	1,283,412	29,849,196
Newcrest Mining Ltd.	408,804	3,537,438
News Corp. Ltd.	1,175,796	$10,648,590
Orica Ltd.	124,032	1,274,326
Origin Energy Ltd.	1,040,364	4,148,870
PaperlinX Ltd.	437,760	1,499,208
Patrick Corp. Ltd.	261,744	2,988,004
QBE Insurance Group Ltd.	467,856	3,681,679
Rinker Group Ltd.	895,812	4,383,702
Rio Tinto Ltd.	310,308	8,409,654
Santos Ltd.	911,772	4,323,022
Stockland Trust Group	612,636	2,429,145
Suncorp-Metway Ltd.	373,920	3,579,913
TAB Ltd.	686,280	2,371,212
TABCORP Holdings Ltd.	360,924	3,081,923
Telstra Corp. Ltd.	1,708,860	6,398,597
Transurban Group	427,956	1,449,347
Wesfarmers Ltd.	281,124	6,029,095
Westfield Holdings Ltd.	373,692	3,796,717
Westfield Trust	1,549,032	4,161,485
Westpac Banking Corp.	1,516,656	19,114,397
WMC Resources Ltd.[1]	928,644	3,689,206
Woodside Petroleum Ltd.	524,400	5,822,790
Woolworths Ltd.	933,432	8,339,960

		301,735,649
BELGIUM – 1.20%
AGFA Gevaert NV	92,796	2,719,466
Bekaert NV	25,764	1,576,006
Cofinimmo	8,208	1,157,337
Colruyt NV	20,976	2,188,913
Compagnie Maritime Belge SA	20,748	1,997,581
Delhaize-Le Lion SA	54,948	2,759,146
Dexia Group	588,696	10,523,940
Electrabel SA	25,992	8,014,344
Fortis	853,860	18,945,000
Groupe Bruxelles Lambert SA	73,644	4,272,487
Interbrew SA	140,676	3,769,612
KBC Bankverzekeringsholding NV	80,256	4,374,925
Mobistar SA1	26,480	1,671,122
Omega Pharma SA	23,940	922,555
Solvay SA	70,224	5,714,173
UCB SA	62,472	2,484,263

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Umicore Mines SA	27,132	$1,749,346

		74,840,216
DENMARK – 0.84%
AP Moller - Maersk A/S	912	7,208,885
Carlsberg A/S Class B	22,800	1,003,769
Coloplast A/S	19,836	1,839,178
Danisco A/S	68,400	3,216,623
Danske Bank A/S	507,528	11,975,988
GN Store Nord A/S1	341,772	2,456,454
Group 4 Falck A/S	91,200	1,984,725
H. Lundbeck A/S	60,876	1,131,920
ISS A/S	45,600	2,345,929
Novo Nordisk A/S Class B	219,564	8,732,617
Novozymes A/S Class B	45,600	1,802,221
TDC A/S	114,000	4,591,102
Topdanmark A/S1	45,600	2,570,256
Vestas Wind Systems A/S	72,832	1,336,010

		52,195,677
FINLAND – 1.88%
Amer Group Ltd.	42,636	1,970,361
Elisa OYJ Class A1	93,708	1,279,384
Fortum OYJ	377,568	3,728,969
Kone Corp. Class B	64,980	3,818,276
Metso Corp.	72,048	917,429
Nokia OYJ	4,076,868	84,124,553
Outokumpu OYJ	69,996	899,125
Sampo OYJ Class A	262,656	2,767,003
Stora Enso OYJ Class R	563,844	7,319,843
TietoEnator OYJ	100,548	2,929,158
UPM-Kymmene OYJ	400,368	7,410,920

		117,165,021
FRANCE – 9.70%
Accor SA	173,508	7,789,941
Air France	80,500	1,423,073
Alcatel SA1	970,596	16,012,644
Alstom[1]	524,726	1,082,099
Atos Origin SA1	18,012	1,185,944
Autoroutes du Sud de la France SA	66,348	2,255,124
Aventis SA	570,684	44,487,286
AXA	1,167,132	26,316,195
BIC SA	36,936	1,645,457
BNP Paribas SA	691,752	$42,968,175
Bouygues SA	152,988	5,502,150
Business Objects SA1	48,564	1,650,658
Cap Gemini SA1	81,852	3,615,909
Carrefour SA	490,200	24,432,095
Compagnie de Saint-Gobain SA	267,216	13,583,903
Compagnie Generale des Etablissements Michelin Class B	121,752	5,839,859
Credit Agricole SA	252,852	6,166,137
Dassault Systemes SA	33,288	1,468,056
Essilor International SA	79,800	4,410,540
Etablissements Economiques du Casino Guichard-Perrachon SA	26,904	2,495,015
European Aeronautic Defence and Space Co.	284,316	6,166,973
France Telecom SA1	889,529	26,311,523
Groupe Danone	98,268	16,602,654
Groupe Wanadoo SA1	314,184	2,845,366
Imerys SA	12,084	2,526,512
Lafarge SA	142,762	11,660,975
Lagardere S.C.A.	120,840	7,325,833
L’Air Liquide SA	83,681	14,002,995
L’Oreal SA	287,508	22,733,946
LVMH Moet Hennessy Louis Vuitton SA	186,732	13,431,478
Pernod-Ricard SA	52,061	5,659,096
Pinault-Printemps-Redoute SA	54,492	5,486,713
PSA Peugeot Citroen	147,288	6,900,021
Publicis Groupe	70,452	2,465,509
Renault SA	151,848	10,196,034
Sagem SA	21,980	2,551,723
Sanofi-Synthelabo SA	297,996	21,175,465
Schneider Electric SA	169,860	10,993,990
Societe Generale Class A	263,568	23,313,053
Societe Television Francaise[1]	115,140	4,148,114
Sodexho Alliance SA	88,464	2,599,107
STMicroelectronics NV	505,476	13,457,029
Suez SA	697,224	14,508,203
Technip-Coflexip SA	31,597	3,785,947
Thales/Ex Thomson CSF	84,588	3,069,494
Thomson SA	222,072	4,717,549

28	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Total SA	538,992	$94,746,951
Union du Credit Bail Immobilier	45,144	4,273,478
Valeo SA	64,068	2,785,709
Veolia Environment	163,704	4,606,319
Vinci SA	54,720	4,591,958
Vivendi Universal SA1	781,356	20,529,852
Zodiac SA	60,200	1,732,802

		606,232,631
GERMANY – 6.92%
Adidas-Salomon AG	42,180	4,778,376
Allianz AG	245,635	31,415,436
Altana AG	68,400	3,857,789
BASF AG	443,916	24,480,057
Bayer AG	592,800	17,954,296
Bayerische Hypo-Und Vereinsbank AG1	321,480	8,163,217
Beiersdorf AG	21,745	2,530,654
Celesio AG	22,800	1,183,112
Commerzbank AG	436,848	8,417,219
Continental AG	91,200	3,588,140
DaimlerChrysler AG Registered	741,456	35,232,488
Deutsche Bank AG	448,853	35,073,674
Deutsche Boerse AG	61,332	3,638,203
Deutsche Lufthansa AG	182,400	3,274,305
Deutsche Post AG	296,400	6,598,461
Deutsche Telekom AG1	2,090,076	41,569,988
Douglas Holding AG	59,280	1,789,538
E.ON AG	490,656	31,367,029
Fresenius Medical Care AG	22,800	1,500,912
Heidelberger Zement AG1	51,609	2,260,655
Hypo Real Estate Holding AG1	92,414	2,525,730
Infineon Technologies AG1	393,756	5,821,041
Karstadtquelle AG	45,600	1,072,930
Linde AG	91,200	5,119,926
MAN AG	111,961	3,801,306
Merck KGaA	45,600	1,926,062
Metro AG	114,000	4,983,685
Muenchener Rueckversicherungs-Gesellschaft AG	122,149	14,462,883
Puma AG	16,416	2,997,859
RWE AG	299,820	12,075,360
SAP AG	167,580	$27,565,727
Schering AG	159,600	8,365,057
Siemens AG	667,812	53,917,189
ThyssenKrupp AG	277,932	5,614,170
TUI AG	136,800	3,240,882
Volkswagen AG	204,060	10,256,761

		432,420,117
GREECE – 0.36%
Hellenic Telecommunications Organization SA	1,213,888	9,286,243
National Bank of Greece SA ADR	2,369,469	13,150,553

		22,436,796
HONG KONG – 1.74%
Bank of East Asia Ltd.	1,276,800	3,924,927
BOC Hong Kong Holdings Ltd.	1,938,000	3,651,760
Cathay Pacific Airways Ltd.	1,140,000	2,089,443
Cheung Kong (Holdings) Ltd.	1,368,000	12,712,610
Cheung Kong Infrastructure Holdings Ltd.	456,000	1,134,897
CLP Holdings Ltd.	1,254,000	6,064,516
Giordano International Ltd.	1,368,000	686,217
Hang Lung Properties Ltd.	1,368,000	2,085,044
Hang Seng Bank Ltd.	706,800	9,590,909
Henderson Land Development Co. Ltd.	456,000	2,316,716
Hong Kong & China Gas Co. Ltd.	2,736,200	4,487,131
Hong Kong Exchanges & Clearing Ltd.	912,000	2,275,660
Hongkong Electric Holdings Ltd.	1,254,000	5,080,645
Hutchison Whampoa Ltd.	1,824,000	15,190,616
Hysan Development Co. Ltd.	1,368,000	2,639,296
Johnson Electric Holdings Ltd.	1,482,000	1,934,751
Li & Fung Ltd.	1,368,000	2,489,736
MTR Corp. Ltd.	1,140,000	1,788,856
New World Development Co. Ltd.	1,596,000	1,734,604
PCCW Ltd.[1]	2,797,800	2,213,108
Shangri-La Asia Ltd.	912,000	932,551
Sun Hung Kai Properties Ltd.	1,140,000	10,997,067
Swire Pacific Ltd. Class A	912,000	6,334,311
Techtronic Industries Co. Ltd.	456,000	1,275,660

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Television Broadcasts Ltd.	228,000	$1,155,425
Wharf Holdings Ltd.	1,140,000	3,585,044

		108,371,500
IRELAND – 0.80%
Allied Irish Banks PLC	798,228	13,426,787
Bank of Ireland	924,996	13,077,014
CRH PLC	461,016	9,707,607
DCC PLC	113,316	1,703,347
Elan Corporation PLC[1]	366,396	3,195,320
Independent News & Media PLC	689,928	1,817,047
Irish Life & Permanent PLC	280,668	4,741,964
Kerry Group PLC Class A1	107,160	1,897,029
Ryanair Holdings PLC[1]	88,752	536,950

		50,103,065
ITALY – 3.74%
Alleanza Assicurazioni SpA	382,584	4,410,637
Arnoldo Mondadori Editore SpA	114,000	1,111,734
Assicurazioni Generali SpA	820,344	22,237,053
Autogrill SpA[1]	125,400	1,705,839
Autostrade SpA[1]	214,092	3,643,741
Banca Fideuram SpA	239,400	1,501,904
Banca Intesa SpA	3,231,771	12,566,415
Banca Monte dei Paschi di Siena SpA	856,140	2,770,633
Banca Nazionale del Lavoro SpA[1]	1,482,000	4,087,217
Banca Popolare di Milano SCRL	387,600	2,648,335
Banca Popolare di Verona e Novara SCRL	265,392	4,737,738
Banche Popolari Unite SCRL[1]	357,732	6,506,169
Bulgari SpA	132,108	1,132,413
Capitalia SpA[1]	1,299,828	4,045,015
Enel SpA	1,821,948	13,105,121
Eni SpA	2,244,888	41,692,924
Fiat SpA[1]	442,828	3,251,240
Finmeccanica SpA	5,830,416	5,005,000
Gruppo Editoriale L’Espresso SpA	210,900	1,262,845
Italcementi SpA	114,000	1,386,481
Luxottica Group SpA	114,000	1,951,554
Mediaset SpA	524,400	6,188,890
Mediobanca SpA	421,800	4,920,380
Mediolanum SpA	161,196	1,193,513
Parmalat Finanziaria SpA	189,171	$11,750
Pirelli & Co. SpA	835,937	879,596
Riunione Adriatica di Sicurta SpA	270,408	4,894,469
Sanpaolo IMI SpA	752,400	10,048,095
Seat Pagine Gaille SpA[1]	3,089,369	3,093,366
Snam Rete Gas SpA	456,000	2,028,030
Telecom Italia Media SpA[1]	1,219,166	602,799
Telecom Italia Mobile SpA	3,192,000	18,042,668
Telecom Italia SpA[1]	7,791,774	23,908,911
Tiscali SpA[1]	139,080	912,274
Unicredito Italiano SpA	2,958,300	15,986,668

		233,471,417
JAPAN – 21.43%
Acom Co. Ltd.	61,560	3,501,098
Aderans Co. Ltd.	22,800	409,043
Advantest Corp.	68,400	5,686,538
AEON Co. Ltd.	205,200	6,978,932
AEON Credit Service Co. Ltd.	23,830	1,231,461
AIFUL Corp.	34,200	2,882,041
Ajinomoto Co. Inc.	456,000	5,104,960
All Nippon Airways Co. Ltd.[1]	456,000	1,245,007
Alps Electric Co. Ltd.	228,000	3,101,748
Amada Co. Ltd.	228,000	1,232,083
Asahi Breweries Ltd.	456,000	4,320,907
Asahi Glass Co. Ltd.	684,000	6,106,566
Asahi Kasei Corp.	1,140,000	5,880,397
Bandai Co. Ltd.	78,000	1,901,181
Bank of Fukuoka Ltd.	684,000	2,785,111
Bank of Yokohama Ltd.	912,000	3,911,649
Bellsystem24 Inc.	4,560	959,819
Benesse Corp.	45,600	1,083,458
Bridgestone Corp.	456,000	6,612,754
Canon Inc.	684,000	34,894,662
Casio Computer Co. Ltd.	228,000	2,421,086
Central Japan Railway Co.	912	8,409,183
Chiba Bank Ltd. (The)	684,000	2,675,258
Chubu Electric Power Co. Inc.	501,600	10,757,033
Chugai Pharmaceutical Co. Ltd.	228,000	3,595,012
Citizen Watch Co. Ltd.	228,000	2,063,524
Coca Cola West Japan Co. Ltd.	45,600	887,444
Credit Saison Co. Ltd.	114,000	2,746,339

30	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
CSK Corp.	68,400	$2,804,497
Dai Nippon Printing Co. Ltd.	456,000	6,845,385
Daicel Chemical Industries Ltd.	228,000	911,138
Daido Life Insurance Co. Ltd.	912	2,602,022
Daiichi Pharmaceutical Co. Ltd.	228,000	4,012,886
Daikin Industries Ltd.	228,000	5,244,969
Daimaru Inc. (The)	228,000	1,393,632
Dainippon Ink & Chemical Inc.	684,000	1,544,412
Dainippon Screen Manufacturing Co. Ltd.[1]	228,000	1,761,965
Daito Trust Construction Co. Ltd.	91,200	3,067,284
Daiwa House Industry Co. Ltd.	456,000	4,588,002
Daiwa Securities Group Inc.	1,140,000	8,012,848
Denso Corp.	456,000	8,788,285
Dowa Mining Co. Ltd.	228,000	1,247,161
East Japan Railway Co.	2,736	13,621,842
Ebara Corporation	228,000	1,042,532
Eisai Co. Ltd.	205,200	5,408,673
FamilyMart Co. Ltd.	45,600	1,133,000
Fanuc Ltd.	91,200	5,850,241
Fast Retailing Co. Ltd.	45,600	2,950,968
Fuji Electric Holdings Co. Ltd.	456,000	1,029,608
Fuji Photo Film Co. Ltd.	456,000	15,465,659
Fuji Television Network Inc.	228	1,044,686
Fujikura Ltd.	228,000	1,268,701
Fujisawa Pharmaceutical Co. Ltd.	228,000	4,878,791
Fujitsu Ltd.[1]	1,596,000	10,132,376
Furukawa Electric Co. Ltd.	456,000	1,744,733
Gunma Bank Ltd.	228,000	973,604
Heavy Industries Co. Ltd.	1,140,000	1,529,334
Hino Motors Ltd.	228,000	1,535,796
Hirose Electric Co. Ltd.	22,800	2,726,953
Hitachi Cable Ltd.	228,000	919,754
Hitachi Ltd.	2,280,000	14,496,363
Hitachi Software Engineering Co. Ltd.	22,800	590,194
Hokugin Financial Group Inc.[1]	456,000	598,810
Honda Motor Co. Ltd.	661,200	27,172,603
Hoya Corp.	91,200	8,969,221
Isetan Co. Ltd.	205,200	2,308,863
Ito En Ltd.	22,800	936,986
Itochu Corp.	1,140,000	$4,071,044
Itochu Techno-Science Corp.	22,800	706,509
Ito-Yokado Co. Ltd.	228,000	7,883,609
JAFCO Co. Ltd.	22,800	1,878,281
Japan Airlines System Corp.	456,000	1,309,627
Japan Tobacco Inc.	684	4,840,019
JFE Holdings Inc.	364,875	9,410,569
JGC Corp.	228,000	2,231,535
Joyo Bank Ltd.	684,000	2,138,914
JSR Corp.	228,000	4,846,481
Kajima Corp.	684,000	2,429,703
Kamigumi Co. Ltd.	228,000	1,574,568
Kanebo Ltd.[1]	456,000	504,034
Kaneka Corp.	228,000	1,768,427
Kansai Electric Power Co. Inc.	592,800	10,965,540
Kao Corp.	456,000	9,757,581
Kawasaki Heavy Industries Ltd.	1,140,000	1,346,245
Kawasaki Kisen Kaisha Ltd.	684,000	3,250,373
Keihin Electric Express Railway Co. Ltd.	228,000	1,406,556
Keio Electric Railway Co. Ltd.	456,000	2,472,782
Keyence Corp.	22,810	4,738,705
Kikkoman Corp.	228,000	1,658,573
Kinden Corp.	228,000	1,098,536
Kinki Nippon Railway Co. Ltd.[1]	1,368,000	4,471,686
Kirin Brewery Co. Ltd.	684,000	5,867,473
Komatsu Ltd.	684,000	4,129,202
Konami Company Ltd.	68,400	1,883,665
Konica Minolta Holdings Inc.	342,000	4,604,157
Kubota Corp.	912,000	3,739,329
Kuraray Co. Ltd.	228,000	1,848,125
Kyocera Corp.	136,800	10,326,235
Kyowa Hakko Kogyo Co. Ltd.	228,000	1,428,096
Kyushu Electric Power Co. Inc.	319,200	5,630,103
Lawson Inc.	68,400	2,397,393
Mabuchi Motor Co. Ltd.	22,800	1,774,889
Marubeni Corp.	1,140,000	2,197,071
Marui Co. Ltd.	228,000	2,907,889
Matsushita Electric Industrial Co. Ltd.	1,824,868	27,239,409
Matsushita Electric Works Ltd.	456,000	4,195,975

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Meiji Dairies Corp.	228,000	$960,680
Meiji Seika Kaisha Ltd.	228,000	956,372
Meitec Corp.	45,600	1,693,037
Millea Holdings Inc.	1,140	14,754,842
Minebea Co. Ltd.	228,000	1,085,612
Mitsubishi Chemical Corp.	1,368,000	3,618,706
Mitsubishi Corp.	912,000	9,210,468
Mitsubishi Electric Corp.	1,368,000	6,539,518
Mitsubishi Estate Co. Ltd.	912,000	10,028,984
Mitsubishi Gas Chemical Co. Inc.	228,000	764,667
Mitsubishi Heavy Industries Ltd.	2,508,000	7,368,805
Mitsubishi Materials Corp.[1]	912,000	1,619,802
Mitsubishi Rayon Co.	456,000	1,632,726
Mitsubishi Tokyo Financial Group Inc.	3,420	26,720,265
Mitsui & Co. Ltd.	1,140,000	8,659,046
Mitsui Chemicals Inc.	456,000	2,602,022
Mitsui Engineering & Shipbuilding Co. Ltd.	684,000	1,104,998
Mitsui Fudosan Co. Ltd.	684,000	6,972,470
Mitsui Mining & Smelting Co.	684,000	3,062,976
Mitsui O.S.K. Lines Ltd.	684,000	3,256,835
Mitsui Sumitomo Insurance Co. Ltd.	912,160	7,514,440
Mitsui Trust Holdings Inc.[1]	456,000	2,334,927
Mitsukoshi Ltd.[1]	228,000	954,218
Mizuho Financial Group Inc.[1]	5,016	14,879,773
Murata Manufacturing Co. Ltd.	205,200	11,786,642
Namco Ltd.	45,600	1,234,237
NEC Corp.	1,140,000	8,842,135
NGK Insulators Ltd.	228,000	1,731,809
NGK Spark Plug Co. Ltd.	228,000	1,938,592
Nichirei Corp.	228,000	768,975
Nidec Corp.	22,800	2,278,923
Nikko Cordial Corp.	1,140,000	6,203,495
Nikon Corp.[1]	228,000	3,541,162
Nintendo Co. Ltd.	91,200	9,003,684
Nippon Express Co. Ltd.	684,000	3,495,928
Nippon Meat Packers Inc.	228,000	2,470,628
Nippon Mining Holdings Inc.	684,000	2,442,626
Nippon Oil Corp.	1,140,000	6,149,646
Nippon Sanso Corp.	228,000	1,018,838
Nippon Sheet Glass Co. Ltd.	228,000	$827,133
Nippon Steel Corp.	5,016,000	10,330,543
Nippon Telegraph & Telephone Corp.	4,332	19,849,032
Nippon Unipac Holding	684	3,476,542
Nippon Yusen Kabushiki Kaisha	912,000	4,049,504
Nishimatsu Construction Co. Ltd.	228,000	794,823
Nissan Chemical Industries Ltd.	228,000	1,968,748
Nissan Motor Co. Ltd.	2,074,800	22,129,893
Nisshin Seifun Group Inc.	228,000	2,031,214
Nissin Food Products Co. Ltd.	68,400	1,676,882
Nitto Denko Corp.	114,000	6,020,406
Nomura Holdings Inc.	1,596,000	26,114,993
NSK Ltd.	456,000	1,960,132
NTN Corp.	456,000	2,231,535
NTT Data Corp.	1,140	4,383,373
NTT DoCoMo Inc.	14,820	32,062,163
Obayashi Corp.	684,000	3,095,286
Oji Paper Co. Ltd.	684,000	4,355,371
Oki Electric Industry Co. Ltd.[1]	456,000	2,089,372
Okumura Corp.	228,000	1,001,606
Olympus Corp.	228,000	4,771,091
Omron Corp.	228,000	4,911,100
Oracle Corp. Japan	22,800	1,253,623
Oriental Land Co. Ltd.	45,600	2,864,809
ORIX Corp.	68,400	5,893,321
Osaka Gas Co. Ltd.	1,596,000	4,734,473
Pioneer Corp.	114,000	3,360,227
Promise Co. Ltd.	68,400	3,844,875
Resona Holdings Inc.[1]	3,648,000	4,411,375
Ricoh Corp. Ltd.	456,000	8,809,825
Rohm Co. Ltd.	91,200	11,502,315
Sanden Corp.	228,000	1,378,555
Sankyo Co. Ltd.	273,600	5,505,602
Sanyo Electric Co. Ltd.	1,368,000	7,599,282
Sapporo Breweries Ltd.	228,000	678,507
Secom Co. Ltd.	228,000	8,895,985
Sega Corp.[1]	114,000	1,068,380
Seino Transportation Co. Ltd.	228,000	1,990,288
Sekisui Chemical Co. Ltd.	456,000	2,257,383
Sekisui House Ltd.	456,000	4,480,302

32	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Seven-Eleven Japan Co. Ltd.	228,000	$6,849,693
77 Bank Ltd. (The)	456,000	2,399,547
Sharp Corp.	684,000	12,303,600
Shimamura Co. Ltd.	22,800	1,529,334
Shimano Inc.	91,200	1,835,201
Shimizu Corp.	456,000	1,947,208
Shin-Etsu Chemical Co. Ltd.	296,400	12,124,818
Shionogi & Co. Ltd.	228,000	3,928,881
Shiseido Co. Ltd.	228,000	2,711,875
Shizuoka Bank Ltd.	456,000	3,256,835
Showa Denko K.K.	912,000	1,998,904
Showa Shell Sekiyu K.K.	228,000	1,779,197
SMC Corp.	45,600	5,169,580
Softbank Corp.	159,600	5,654,228
Sompo Japan Insurance Inc.	684,000	5,292,357
Sony Corp.	752,400	30,209,731
Stanley Electric Co. Ltd.	182,400	3,401,583
Sumitomo Chemical Co. Ltd.	912,000	3,782,409
Sumitomo Corp.	456,000	3,377,459
Sumitomo Electric Industries Ltd.	456,000	3,997,808
Sumitomo Metal Industries Ltd.	3,192,000	3,045,744
Sumitomo Metal Mining Co. Ltd.	456,000	3,071,592
Sumitomo Mitsui Financial Group Inc.	3,192	17,188,852
Sumitomo Osaka Cement Co. Ltd.	456,000	1,012,376
Sumitomo Realty & Development Co. Ltd.	228,000	2,242,305
Sumitomo Trust & Banking Co. Ltd. (The)	684,000	3,735,021
Suruga Bank Ltd. (The)	228,000	1,432,404
Suzuken Co. Ltd.	45,600	1,628,418
Taiheiyo Cement Corp.	684,000	1,828,739
Taisei Corp.	684,000	2,533,094
Taisho Pharmaceutical Co. Ltd.	228,000	3,999,962
Takara Holdings Inc.	228,000	2,029,060
Takashimaya Co. Ltd.	228,000	1,835,201
Takeda Chemical Industries Ltd.	684,000	28,432,688
Takefuji Corp.	70,680	4,260,164
TDK Corp.	91,200	6,548,134
Teijin Ltd.	684,000	2,029,060
Teikoku Oil Co. Ltd.	228,000	1,102,844
Terumo Corp.	136,800	$2,894,965
THK Co. Ltd.	68,400	1,311,781
TIS Inc.	22,800	799,131
Tobu Railway Co. Ltd.	684,000	2,533,094
Toda Corp.	228,000	721,587
Toho Co. Ltd.	182,400	2,469,336
Tohoku Electric Power Co. Inc.	364,800	6,306,887
Tokyo Electric Power Co. Inc. (The)	912,000	20,678,318
Tokyo Electron Ltd.	114,000	8,088,238
Tokyo Gas Co. Ltd.	2,280,000	8,895,985
Tokyu Corp.	912,000	4,678,470
TonenGeneral Sekiyu K.K.	456,000	3,666,094
Toppan Printing Co. Ltd.	456,000	5,083,420
Toray Industries Inc.	912,000	3,584,242
Toshiba Corp.	2,280,000	9,606,802
Tosoh Corporation	456,000	1,568,106
Tostem Inax Holding Corp.	228,480	4,446,564
Toto Ltd.	228,000	1,854,587
Toyo Seikan Kaisha Ltd.	228,000	3,009,126
Toyobo Co. Ltd.	456,000	1,055,456
Toyoda Gosei Co. Ltd.	45,600	1,204,081
Toyota Industries Corporation	91,200	1,947,208
Toyota Motor Corp.	2,257,200	73,782,825
Trend Micro Inc.[1]	114,000	3,214,832
Ube Industries Ltd.	684,000	1,305,319
UFJ Holdings Inc.[1]	2,964	12,880,869
Uni-Charm Corp.	45,600	2,171,223
West Japan Railway Company	912	3,644,554
World Co. Ltd.	22,800	684,969
Yamada Denki Co. Ltd.	68,400	2,158,300
Yamaha Corp.	182,400	3,463,618
Yamanouchi Pharmaceutical Co. Ltd.	250,800	7,961,153
Yamato Transport Co. Ltd.	228,000	2,886,349
Yokogawa Electric Corp.	228,000	3,405,460

		1,338,800,212
LUXEMBOURG – 0.08%
Arcelor	278,160	4,917,293

		4,917,293
NETHERLANDS – 5.20%
ABN AMRO Holding NV	1,221,624	29,259,781
Aegon NV	1,164,672	17,622,901

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Akzo Nobel NV	233,928	$9,561,028
ASML Holding NV1	367,536	7,058,881
DSM NV	77,976	3,622,922
Euronext NV	74,100	1,910,129
Heineken NV	174,192	6,723,508
IHC Caland NV	38,988	1,994,060
ING Groep NV	1,459,428	36,351,600
Koninklijke Ahold NV1	910,860	7,389,096
Koninklijke KPN NV1	1,772,928	14,580,606
Koninklijke Numico NV1	140,220	4,518,626
Koninklijke Philips Electronics NV	1,083,228	32,606,169
Koninklijke Vendex KBB NV	79,572	1,141,744
Oce NV	115,596	2,075,091
QIAGEN NV1	123,576	1,621,155
Reed Elsevier NV	566,580	7,207,550
Royal Dutch Petroleum Co.	1,795,956	84,760,102
TNT Post Group NV	308,940	7,119,419
Unilever NV CVA	485,868	32,714,785
Vedior NV	110,352	1,878,137
VNU NV	197,220	6,235,413
Wereldhave NV	38,304	2,962,170
Wolters Kluwer NV CVA	246,468	4,213,136

		325,128,009
PORTUGAL – 0.48%
Banco Comercial Portugues SA Class R	2,331,300	5,097,266
Banco Espirito Santo e Comercial de Lisboa SA	145,464	2,376,336
Brisa-Auto Estradas de Portugal SA	471,960	3,347,864
Electricidade de Portugal SA	1,470,144	3,908,410
Portugal Telecom SGPS SA	1,038,768	10,710,830
PT Multimedia Servicos de Telecomunicacoes e media, SGPS, SA1	82,080	1,771,184
Sonae SGPS SA1	2,698,152	2,849,127

		30,061,017
SINGAPORE – 0.93%
Capitaland Ltd.	2,508,000	2,441,632
Chartered Semiconductor Manufacturing Ltd.[1]	1,140,000	1,197,274
City Developments Ltd.	684,000	2,703,956
ComfortDelGro Corp. Ltd.	1,596,000	$861,634
Creative Technology Ltd.	91,200	1,054,677
DBS Group Holdings Ltd.	893,000	8,114,110
Fraser & Neave Ltd.	228,030	1,749,058
Haw Par Corp. Ltd.	24,775	71,043
Keppel Corp. Ltd.	456,000	1,883,353
Neptune Orient Lines Ltd.[1]	1,140,000	1,540,313
Oversea-Chinese Banking Corp. Ltd.	912,000	6,726,259
SembCorp Industries Ltd.	912,000	704,912
Singapore Airlines Ltd.	684,000	4,560,404
Singapore Press Holdings Ltd.	228,000	2,555,978
Singapore Technologies
Engineering Ltd.	1,824,000	2,270,785
Singapore Telecommunications Ltd.	5,472,000	6,457,209
ST Assembly Test Services Ltd.[1]	684,000	940,331
United Overseas Bank Ltd.	1,140,000	9,416,763
Venture Corp. Ltd.	228,000	2,959,554

		58,209,245
SPAIN – 3.75%
Abertis Infraestructuras SA	243,558	3,661,122
Acciona SA	28,500	1,762,134
Acerinox SA	45,600	2,029,729
Actividades de Construccion y Servicios SA	78,489	3,864,198
Altadis SA	246,241	7,173,477
Amadeus Global Travel Distribution SA Class A	224,590	1,506,644
Antena 3 Television SA1	13,728	675,350
Banco Bilbao Vizcaya Argentaria SA	2,743,298	36,499,670
Banco Popular Espanol SA	106,932	6,469,387
Banco Santander Central Hispano SA	3,733,956	42,861,528
Endesa SA	782,040	14,621,501
Gas Natural SDG SA	161,662	3,749,547
Grupo Ferrovial SA	62,472	2,234,362
Iberdrola SA	663,026	12,709,339
Iberia Lineas Aereas de Espana SA	694,944	2,305,088
Indra Sistemas SA	208,392	2,795,962
Industria de Diseno Textil SA	191,976	3,734,781
Promotora de Informaciones SA	154,584	2,490,755

34	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Repsol YPF SA	794,808	$16,094,457
Telefonica Publicidad e Informacion SA	252,396	1,517,589
Telefonica SA	3,930,568	61,134,467
Union Fenosa SA	194,940	3,710,105
Zeltia SA Rights	96,672	652,119

		234,253,311
SWEDEN – 2.34%
ASSA Abloy AB Class B	322,392	4,110,756
Atlas Copco AB Class A	114,000	4,291,555
Atlas Copco AB Class B	68,400	2,367,277
Electrolux AB Class B	290,244	6,716,345
Eniro AB	102,828	1,040,587
Hennes & Mauritz AB Class B	421,800	10,301,270
Hoganas AB Class B	45,600	1,009,054
Holmen AB Class B	52,896	1,766,459
Modern Times Group AB Class B1	45,600	941,373
Nobel Biocare AB1,2	500	38,117
Nordea AB	2,017,344	14,426,515
Sandvik AB	201,096	6,769,858
Securitas AB Class B	271,320	3,605,983
Skandia Forsakrings AB	774,744	3,303,322
Skandinaviska Enskilda Banken AB Class A	456,000	6,583,460
Skanska AB Class B	410,400	3,488,619
SKF AB Class B	68,400	2,565,704
SSAB Svenskt Stal AB Series A	105,792	1,812,851
Svenska Cellulosa AB Class B	165,756	6,485,939
Svenska Handelsbanken AB Class A	479,712	9,288,340
Swedish Match AB	429,324	4,141,873
Tele2 AB Class B1	69,312	3,815,700
Telefonaktiebolaget LM Ericsson Class B1	12,235,164	27,239,513
TeliaSonera AB	1,406,366	7,115,988
Trelleborg AB Class B	165,984	2,855,499
Volvo AB Class A	121,980	3,785,490
Volvo AB Class B	196,764	6,385,080

		146,252,527
SWITZERLAND – 7.60%
ABB Ltd.[1]	1,543,165	8,839,774
Adecco SA	103,512	5,379,273
Ciba Specialty Chemicals AG1	59,964	$4,533,933
Clariant AG Registered[1]	119,700	1,965,876
Compagnie Financiere Richemont AG	437,076	10,906,093
Credit Suisse Group	1,020,984	38,517,764
Geberit AG Registered	2,964	1,596,760
Givaudan SA Registered	7,068	3,684,288
Holcim Ltd.	136,800	7,011,488
Kudelski SA Bearer[1]	26,220	889,325
Kuoni Reisen Holding AG	4,332	1,598,207
Logitech International SA Registered[1]	43,548	2,135,248
Lonza Group AG Registered	36,480	1,881,308
Nestle SA	330,600	87,082,831
Nobel Biocare Holding AG	22,153	2,328,497
Novartis AG	1,964,676	88,304,424
Roche Holding AG Bearer	23,940	3,447,406
Roche Holding AG Genusschein	576,156	58,282,997
Serono SA	5,928	4,548,061
Societe Generale de Surveillance Holding SA	3,596	2,168,328
Sulzer AG Registered	4,104	1,074,516
Swatch Group (The) AG Class B	34,200	4,585,687
Swatch Group (The) AG Registered	95,532	2,558,081
Swiss Re	287,508	20,871,931
Swisscom AG	20,748	6,971,420
Syngenta AG	92,340	6,322,550
Synthes-Stratec Inc.	4,104	4,213,405
UBS AG Registered	1,002,516	71,784,409
Unaxis Holding AG Class R	10,716	1,628,145
Valora Holding AG	8,298	2,136,386
Zurich Financial Services AG1	119,700	17,355,740

		474,604,151
UNITED KINGDOM – 25.42%
Aegis Group PLC	853,176	1,684,998
Aggreko PLC	200,184	546,577
AMEC PLC	231,192	1,148,858
Amersham PLC	550,392	7,924,642
AMVESCAP PLC	557,916	4,095,192
ARM Holdings PLC[1]	943,692	2,151,489

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Associated British Ports Holdings PLC	260,148	$2,132,089
AstraZeneca PLC	1,405,164	66,552,649
Aviva PLC	1,914,288	17,857,974
BAA PLC	927,048	8,686,196
BAE Systems PLC	2,764,500	8,277,773
Balfour Beatty PLC	419,976	1,760,172
Barclays PLC[4]	5,409,756	48,743,186
Barratt Developments PLC	235,980	2,190,667
BBA Group PLC	358,872	1,719,646
Berkeley Group (The) PLC	131,556	2,035,451
BG Group PLC	3,122,916	15,731,820
BHP Billiton PLC	2,056,187	16,898,626
BOC Group PLC	412,908	6,651,623
Boots Group PLC	620,844	7,876,736
BP PLC	18,489,660	144,130,979
BPB PLC	460,104	3,115,516
Brambles Industries PLC	634,752	2,406,136
British Airways PLC[1]	541,500	3,006,279
British American Tobacco PLC	1,264,032	17,601,535
British Land Co. PLC	488,376	5,156,005
British Sky Broadcasting Group PLC[1]	1,023,948	13,829,703
BT Group PLC	7,143,696	22,853,322
Bunzl PLC	456,912	3,617,869
Cable & Wireless PLC	1,979,040	5,205,392
Cadbury Schweppes PLC	1,737,360	12,720,873
Canary Wharf Finance PLC[1]	367,923	1,764,691
Capita Group PLC	589,608	2,752,845
Carlton Communications PLC[1]	650,940	3,335,419
Carnival PLC	161,672	7,383,572
Celltech Group PLC[1]	246,012	1,748,672
Centrica PLC	3,401,076	12,613,772
Close Brothers Group PLC	118,332	1,770,537
Compass Group PLC	1,981,320	13,280,928
Daily Mail and General Trust PLC Class A	290,700	3,677,569
De La Rue PLC	176,016	980,403
Diageo PLC	2,540,376	33,293,660
Dixons Group PLC	1,723,680	4,612,167
Electrocomponents PLC	393,756	2,549,783
EMAP PLC	177,612	2,925,849
EMI Group PLC	743,964	$2,911,531
Enterprise Inns PLC	383,040	3,639,533
Exel PLC	200,412	2,739,648
FirstGroup PLC	435,480	2,021,340
FKI PLC	533,748	1,107,572
Friends Provident PLC	1,658,472	4,271,650
George Wimpey PLC	442,320	2,886,402
GKN PLC	634,752	2,978,062
GlaxoSmithKline PLC	4,896,756	105,177,177
Granada PLC	2,510,280	6,419,919
Granada PLC Redeemable[2]	181,379	330,155
Great Portland Estates PLC	339,264	1,494,460
GUS PLC	796,632	10,549,255
Hammerson PLC	254,220	2,818,111
Hanson PLC	682,404	5,067,955
Hays PLC	1,587,792	3,829,486
HBOS PLC	3,238,284	42,852,916
Hilton Group PLC	1,402,656	5,802,112
HSBC Holdings PLC	8,904,768	137,127,327
IMI PLC	372,324	2,346,615
Imperial Chemical Industries PLC	1,051,536	4,148,722
Imperial Tobacco Group PLC	606,024	11,935,706
InterContinental Hotels Group PLC	656,053	6,448,575
International Power PLC[1]	772,464	1,736,506
Invensys PLC[1]	2,926,152	1,171,792
J Sainsbury PLC	1,226,184	6,238,332
Johnson Matthey PLC	215,460	3,627,767
Kelda Group PLC	330,600	2,635,773
Kesa Electricals PLC	580,132	2,737,642
Kidde PLC	626,316	1,134,352
Kingfisher PLC	1,927,973	9,747,339
Land Securities Group PLC	423,188	7,710,783
Legal & General Group PLC	5,729,412	10,324,673
Lloyds TSB Group PLC	4,787,088	40,083,006
LogicaCMG PLC	537,904	2,819,865
Man Group PLC	239,856	6,780,365
Marks & Spencer Group PLC	1,970,838	9,703,965
Misys PLC	434,112	1,781,884
Mitchells & Butlers PLC	455,892	1,881,656
National Grid Transco PLC	2,479,122	17,689,478
Next PLC	239,172	5,598,637

36	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares	Value
Novar PLC	545,376	$1,444,409
Pearson PLC	647,976	7,259,689
Peninsular & Oriental Steam Navigation Co. PLC	728,916	3,194,294
Persimmon PLC	183,996	1,785,117
Pilkington PLC	1,142,508	2,084,849
Provident Financial PLC	206,796	2,570,951
Prudential Corp. PLC	1,674,660	14,662,322
Rank Group PLC	491,112	2,815,932
Reckitt Benckiser PLC	464,892	10,856,998
Reed International PLC	1,103,976	9,464,803
Rentokil Initial PLC	1,557,468	5,556,563
Reuters Group PLC	1,186,512	6,911,195
Rexam PLC	476,164	3,726,971
Rio Tinto PLC	927,732	24,655,081
RMC Group PLC	260,604	3,344,269
Rolls-Royce Group PLC	1,430,016	4,802,510
Royal & Sun Alliance Insurance Group PLC	2,785,704	4,817,144
Royal Bank of Scotland Group PLC	2,337,694	68,934,038
SABMiller PLC	639,312	6,254,929
Safeway PLC	918,384	4,722,520
Sage Group PLC	1,153,908	4,106,284
Scottish & Newcastle PLC	783,180	5,641,746
Scottish & Southern Energy PLC	717,744	8,361,430
Scottish Power PLC	1,557,012	10,089,578
Securicor PLC	499,166	1,017,640
Serco Group PLC	416,784	1,388,331
Severn Trent PLC	320,112	4,110,835
Shell Transport & Trading Co. PLC	8,263,632	54,451,592
Signet Group PLC	1,295,040	2,227,645
Slough Estates PLC	430,692	3,269,143
Smith & Nephew PLC	823,992	7,184,384
Smiths Group PLC	483,360	5,630,951
SSL International PLC	156,636	871,744
Stagecoach Group PLC	1,141,824	1,839,389
Tate & Lyle PLC	404,928	2,093,279
Taylor Woodrow PLC	624,264	2,755,568
Tesco PLC	5,949,204	25,827,257
3i Group PLC	557,688	6,501,918
Tomkins PLC	488,148	2,288,020
Unilever PLC	2,346,804	$22,608,343
United Business Media PLC	275,424	2,757,373
United Utilities PLC	491,796	4,274,540
United Utilities PLC Class A	273,189	1,445,819
Vodafone Group PLC	56,493,612	141,394,684
Whitebread PLC	287,052	3,822,134
William Hill PLC	162,336	1,311,985
Wolseley PLC	521,436	7,256,205
WPP Group PLC	954,180	10,533,972

		1,588,234,257

TOTAL COMMON STOCKS AND RIGHTS (Cost: $5,528,280,155)		6,199,432,111
PREFERRED STOCKS – 0.64%
AUSTRALIA – 0.24%
News Corp. Ltd. (The)	1,890,804	14,922,392

		14,922,392
GERMANY – 0.21%
Fresenius Medical Care AG	22,800	1,033,842
Henkel KGaA	36,936	3,003,671
Porsche AG	6,840	3,891,778
Prosieben Satellite Media AG	85,060	1,766,803
Volkswagen AG	91,200	3,107,758
Wella AG	2,350	207,103

		13,010,955
ITALY – 0.19%
Banca Intesa SpA	741,000	2,163,279
Telecom Italia SpA RNC[1]	4,670,430	9,892,538

		12,055,817

TOTAL PREFERRED STOCKS (Cost: $34,317,666)		39,989,164
SHORT TERM INVESTMENTS – 11.06%
MONEY MARKET FUNDS – 5.40%
Barclays Global Investors Funds
Institutional Money Market Fund, Institutional Shares[3,4]	228,581,971	228,581,971
Barclays Global Investors Funds
Prime Money Market Fund, Institutional Shares[3,4]	84,647,025	84,647,025

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Shares or Principal	Value
BlackRock Temp Cash Money Market Fund[3]	3,583,899	$3,583,899
Short Term Investment Co. - Liquid Assets Money Market Portfolio[3]	20,799,128	20,799,128

		337,612,023
FLOATING RATE NOTES – 2.79%
Beta Finance Inc.
1.06%, 05/20/04[3]	$3,847,592	3,847,422
1.06%, 09/15/04[3]	7,695,184	7,694,709
1.07%, 10/12/04[3]	3,847,592	3,847,328
1.15%, 08/23/04[3,5]	3,847,592	3,849,430
CC USA Inc.
1.06%, 04/19/04[3,5]	3,385,881	3,385,846
1.06%, 05/24/04[3]	7,695,184	7,694,950
1.10%, 07/15/04[3,5]	3,847,592	3,848,217
1.51%, 02/15/05[3,5]	5,001,870	5,010,146
Dorada Finance Inc.
1.06%, 05/20/04[3,5]	7,695,184	7,694,843
1.24%, 08/09/04[3]	1,923,796	1,923,646
1.48%, 01/18/05[3,5]	5,771,388	5,771,114
Five Finance Inc.
1.07%, 04/15/04[3,5]	3,847,592	3,847,592
HBOS Treasury Services PLC
1.16%, 01/24/05[3]	7,695,184	7,695,184
Holmes Financing PLC
1.06%, 04/15/04[3]	769,518	769,518
K2 USA LLC
1.06%, 08/16/04[3]	1,923,796	1,923,642
1.06%, 09/27/04[3]	8,310,799	8,309,990
1.07%, 05/17/04[3]	3,847,592	3,847,537
1.08%, 04/13/04[3]	3,847,592	3,847,555
1.46%, 01/12/05[3]	3,847,592	3,847,229
Links Finance LLC
1.06%, 06/28/04[3]	3,847,592	3,847,284
1.06%, 07/20/04[3]	3,078,074	3,077,789
1.07%, 03/29/04[3]	3,847,592	3,847,592
1.09%, 05/04/04[3]	3,847,592	3,847,544
Nationwide Building Society
1.09%, 07/23/04[3]	5,771,388	5,771,388
1.17%, 12/28/04[3,5]	7,695,184	7,695,184

Security	Principal	Value
Northern Rock PLC
1.11%, 01/13/05[3,5]	$7,310,425	$7,310,425
Permanent Financing PLC
1.07%, 12/10/04[3]	3,847,592	3,847,592
Sigma Finance Inc.
1.06%, 07/20/04[3]	3,847,592	3,847,236
1.08%, 07/01/04[3]	3,847,592	3,847,198
1.09%, 10/07/04[3]	7,695,184	7,694,141
1.24%, 08/06/04[3]	1,923,796	1,923,698
Tango Finance Corp.
1.06%, 07/15/04[3]	2,308,555	2,308,212
1.06%, 01/18/05[3]	3,385,881	3,385,552
1.10%, 07/06/04[3]	2,308,555	2,308,455
WhistleJacket Capital LLC
1.06%, 09/15/04[3]	3,847,592	3,847,117
White Pine Finance LLC
1.06%, 08/26/04[3]	3,847,592	3,847,258
1.06%, 11/15/04[3]	4,617,110	4,617,110
1.07%, 04/20/04[3]	3,847,592	3,847,592
1.08%, 07/06/04[3]	4,617,110	4,616,923

		173,991,188
COMMERCIAL PAPER – 1.00%
Amsterdam Funding Corp.
1.03%, 03/03/04[3]	5,771,388	5,766,434
Delaware Funding Corp.
1.03%, 03/05/04[3]	3,439,055	3,435,906
Falcon Asset Securitization Corp.
1.03%, 02/27/04[3]	3,847,592	3,844,840
Gemini Securitization Corp.
1.03%, 02/19/04[3]	2,308,555	2,307,432
New Center Asset Trust
1.04%, 02/13/04[3]	1,923,796	1,923,185
1.04%, 03/01/04[3]	1,923,796	1,922,240
Park Avenue Receivables Corp.
1.04%, 02/06/04[3]	7,695,184	7,694,303
Polonius Inc.
1.04%, 02/11/04[3]	6,667,877	6,666,143
Preferred Receivables Funding Corp.
1.03%, 02/17/04[3]	3,847,592	3,845,941
1.03%, 02/19/04[3]	4,078,448	4,076,464

38	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES MSCI EAFE INDEX FUND

January 31, 2004

Security	Principal	Value
Receivables Capital Corp.
1.03%, 02/17/04[3]	$5,796,013	$5,793,525
1.03%, 02/20/04[3]	1,923,796	1,922,805
Sydney Capital Corp.
1.04%, 02/09/04[3]	5,001,870	5,000,858
Thames Asset Global Securitization No. 1 Inc.
1.03%, 02/20/04[3]	3,847,592	3,845,611
Windmill Funding Corp.
1.03%, 03/05/04[3]	4,393,950	4,389,927

		62,435,614
REPURCHASE AGREEMENTS – 0.80%
Bank of America, NA
1.04%, 02/02/04[3]	23,085,552	23,085,552
1.04%, 02/02/04[3]	19,237,960	19,237,960
1.06%, 02/02/04[3]	7,695,184	7,695,184

		50,018,696
TIME DEPOSITS – 0.77%
Toronto-Dominion Bank
1.41%, 11/01/04[3]	5,771,388	5,770,957
Abbey National Treasury Services PLC
1.40%, 10/25/04[3]	7,695,184	7,694,348
Bank of New York
1.39%, 11/01/04[3]	7,695,184	7,694,609
Bank of Nova Scotia
1.24%, 10/07/04[3]	5,771,388	5,770,995
1.42%, 10/29/04[3]	5,771,388	5,771,708
Canadian Imperial Bank of Commerce
1.24%, 10/07/04[3]	5,771,388	5,770,799
1.38%, 11/22/04[3]	1,923,796	1,923,913
1.40%, 10/29/04[3]	7,695,184	7,695,042

		48,092,371
U.S. GOVERNMENT AGENCY NOTES – 0.30%
Federal Home Loan Mortgage Corporation
1.15%, 05/12/04[3]	5,771,388	5,752,952
1.28%, 08/19/04[3]	3,078,074	3,056,295
Federal National Mortgage Association
1.28%, 08/20/04[3]	$10,003,739	$9,932,602

		18,741,849

TOTAL SHORT TERM INVESTMENTS (Cost: $690,891,741)		690,891,741

TOTAL INVESTMENTS IN SECURITIES – 110.94% (Cost $6,253,489,562)		6,930,313,016
Other Assets, Less Liabilities – (10.94%)		(683,449,225)

NET ASSETS – 100.00%		$6,246,863,791

[1]	Non-income earning securities.

[2]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

[3]	All or a portion of this security represents investments of securities lending collateral.

[4]	Issuer is an affiliate of the Fund’s investment advisor. See Note 2.

[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities (Unaudited)

iSHARES TRUST

January 31, 2004

	iShares Goldman Sachs					iShares MSCI
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund	EAFE Index Fund
ASSETS
Investments at cost	$154,560,195	$186,524,655	$192,369,718	$166,148,059	$130,303,287	$6,253,489,562

Foreign currency, at cost	$—	$—	$—	$—	$—	$4,842,237

Investments in securities, at value (including securities on loana) (Note 1)	$172,677,570	$226,738,356	$203,502,910	$178,529,839	$143,724,653	$6,930,313,016
Foreign currency, at value	—	—	—	—	—	4,788,842
Receivables:
Investment securities sold	52,661	2,889,774	18,916	—	45,799	1,288,727
Dividends and interest	11,072	9,714	25,343	2,223	41,946	4,063,856
iShares redeemed	—	—	—	12,130	—	—

Total Assets	172,741,303	229,637,844	203,547,169	178,544,192	143,812,398	6,940,454,441

LIABILITIES
Payables:
Investment securities purchased	—	681,244	—	—	—	1,153,763
Collateral for securities on loan (Note 5)	18,629,252	40,292,806	28,052,891	19,936,545	12,712,321	689,198,642
Advisory fees (Note 2)	125,804	102,566	161,322	157,757	94,177	3,238,245

Total Liabilities	18,755,056	41,076,616	28,214,213	20,094,302	12,806,498	693,590,650

NET ASSETS	$153,986,247	$188,561,228	$175,332,956	$158,449,890	$131,005,900	$6,246,863,791

Net assets consist of:
Paid-in capital	$136,822,305	$154,368,676	$141,635,841	$133,392,656	$118,830,172	$5,652,758,219
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(109,405)	(146,667)	(261,034)	(260,863)	(33,384)	(792,380)
Undistributed net realized gain (accumulated net realized loss)	(844,028)	(5,874,482)	22,824,957	12,936,317	(1,212,254)	(82,019,604)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	18,117,375	40,213,701	11,133,192	12,381,780	13,421,366	676,917,556

NET ASSETS	$153,986,247	$188,561,228	$175,332,956	$158,449,890	$131,005,900	$6,246,863,791

iShares outstanding	3,200,000	5,450,000	2,700,000	4,100,000	1,250,000	45,600,000

Net asset value per iShare	$48.12	$34.60	$64.94	$38.65	$104.80	$136.99

[a]	Securities on loan with market values of $17,880,151, $38,385,648, $27,225,683, $19,219,327, $12,335,603 and $654,916,510, respectively. See Note 5.

See notes to financial statements.

40	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES TRUST

For the six months ended January 31, 2004

	iShares Goldman Sachs					iShares MSCI
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund	Natural Resources Index Fund	EAFE Index Fund
NET INVESTMENT INCOME
Dividends[a]	$209,134	$88,406	$239,216	$97,480	$639,683	$26,579,252
Interest	1,023	1,460	1,324	920	613	33,020
Securities lending income	4,604	10,754	9,853	6,412	4,806	693,304

Total investment income	214,761	100,620	250,393	104,812	645,102	27,305,576

EXPENSES (Note 2)
Advisory fees	324,166	247,287	494,836	365,675	198,127	7,281,140

Total expenses	324,166	247,287	494,836	365,675	198,127	7,281,140

Net investment income (loss)	(109,405)	(146,667)	(244,443)	(260,863)	446,975	20,024,436

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(693,376)	(775,115)	(447,256)	(2,195,408)	(233,227)	(19,494,367)
In-kind redemptions	5,138,184	9,442,482	28,757,927	21,248,263	—	17,307,603
Foreign currency transactions	—	—	—	—	—	1,148,484

Net realized gain (loss)	4,444,808	8,667,367	28,310,671	19,052,855	(233,227)	(1,038,280)

Net change in unrealized appreciation (depreciation) on:
Investments	23,388,172	40,743,561	14,570,794	11,534,696	13,450,199	882,073,899
Translation of assets and liabilities in foreign currencies	—	—	—	—	—	227,557

Net change in unrealized appreciation (depreciation)	23,388,172	40,743,561	14,570,794	11,534,696	13,450,199	882,301,456

Net realized and unrealized gain	27,832,980	49,410,928	42,881,465	30,587,551	13,216,972	881,263,176

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,723,575	$49,264,261	$42,637,022	$30,326,688	$13,663,947	$901,287,612

[a]	Net of foreign withholding tax of $–, $–, $–, $–, $21,216 and $2,752,555, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES TRUST

	iShares Goldman Sachs Technology Index Fund		iShares Goldman Sachs Networking Index Fund		iShares Goldman Sachs Semiconductor Index Fund
	For the six months ended January 31, 2004 (Unaudited)	For the year ended July 31, 2003	For the six months ended January 31, 2004 (Unaudited)	For the year ended July 31, 2003	For the six months ended January 31, 2004 (Unaudited)	For the year ended July 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(109,405)	$(98,761)	$(146,667)	$(45,668)	$(244,443)	$(125,706)
Net realized gain (loss)	4,444,808	(2,212,428)	8,667,367	(16,990,128)	28,310,671	(8,081,409)
Net change in unrealized appreciation (depreciation)	23,388,172	19,307,985	40,743,561	32,671,417	14,570,794	25,211,542

Net increase in net assets resulting from operations	27,723,575	16,996,796	49,264,261	15,635,621	42,637,022	17,004,427

DISTRIBUTIONS TO iSHAREHOLDERS:
From net investment income	—	—	—	—	(16,591)	—

Total distributions to iShareholders	—	—	—	—	(16,591)	—

iSHARES TRANSACTIONS:
iShares sold	37,828,412	86,037,387	90,228,907	69,247,876	165,057,683	127,376,284
iShares redeemed	(15,549,524)	(20,244,859)	(31,848,650)	(28,185,614)	(133,861,037)	(107,386,390)

Net increase in net assets from iShares transactions	22,278,888	65,792,528	58,380,257	41,062,262	31,196,646	19,989,894

INCREASE IN NET ASSETS	50,002,463	82,789,324	107,644,518	56,697,883	73,817,077	36,994,321
NET ASSETS:
Beginning of period	103,983,784	21,194,460	80,916,710	24,218,827	101,515,879	64,521,558

End of period	$153,986,247	$103,983,784	$188,561,228	$80,916,710	$175,332,956	$101,515,879

Accumulated net investment loss included in net assets at end of period	$(109,405)	$—	$(146,667)	$—	$(261,034)	$—

iSHARES ISSUED AND REDEEMED:
iShares sold	850,000	2,650,000	2,950,000	3,950,000	2,900,000	3,250,000
iShares redeemed	(350,000)	(650,000)	(1,400,000)	(1,900,000)	(2,300,000)	(2,700,000)

Net increase in iShares outstanding	500,000	2,000,000	1,550,000	2,050,000	600,000	550,000

See notes to financial statements.

42	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES TRUST

	iShares Goldman Sachs Software Index Fund		iShares Goldman Sachs Natural Resources Index Fund		iShares MSCI EAFE Index Fund
	For the six months ended January 31, 2004 (Unaudited)	For the year ended July 31, 2003	For the six months ended January 31, 2004 (Unaudited)	For the year ended July 31, 2003	For the six months ended January 31, 2004 (Unaudited)	For the year ended July 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(260,863)	$(202,351)	$446,975	$597,223	$20,024,436	$54,720,307
Net realized gain (loss)	19,052,855	(7,013,246)	(233,227)	(620,341)	(1,038,280)	(392,716,913)
Net change in unrealized appreciation (depreciation)	11,534,696	21,140,911	13,450,199	3,257,961	882,301,456	339,476,484

Net increase in net assets resulting from operations	30,326,688	13,925,314	13,663,947	3,234,843	901,287,612	1,479,878

DISTRIBUTIONS TO iSHAREHOLDERS:
From net investment income	—	—	(549,576)	(526,412)	(60,506,712)	(41,788,985)

Total distributions to iShareholders	—	—	(549,576)	(526,412)	(60,506,712)	(41,788,985)

iSHARES TRANSACTIONS:
iShares sold	89,864,032	123,561,162	65,672,158	28,693,690	2,450,350,646	1,397,031,369
iShares redeemed	(76,937,807)	(60,058,684)	—	—	(54,040,008)	(2,150,388,129)

Net increase (decrease) in net assets from iShares transactions	12,926,225	63,502,478	65,672,158	28,693,690	2,396,310,638	(753,356,760)

INCREASE (DECREASE) IN NET ASSETS	43,252,913	77,427,792	78,786,529	31,402,121	3,237,091,538	(793,665,867)
NET ASSETS:
Beginning of period	115,196,977	37,769,185	52,219,371	20,817,250	3,009,772,253	3,803,438,120

End of period	$158,449,890	$115,196,977	$131,005,900	$52,219,371	$6,246,863,791	$3,009,772,253

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(260,863)	$—	$(33,384)	$69,217	$(792,380)	$39,689,896

iSHARES ISSUED AND REDEEMED:
iShares sold	2,500,000	4,400,000	650,000	350,000	18,800,000	13,400,000
iShares redeemed	(2,050,000)	(2,350,000)	—	—	(400,000)	(22,000,000)

Net increase (decrease) in iShares outstanding	450,000	2,050,000	650,000	350,000	18,400,000	(8,600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Technology Index Fund
	Six months ended Jan. 31, 2004 (Unaudited)	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Mar. 13, 2001[1] to Jul. 31, 2001
Net asset value, beginning of period	$38.51	$30.28	$54.58	$56.71

Income from investment operations:
Net investment loss	(0.03)	(0.04)	(0.25)	(0.08)
Net realized and unrealized gain (loss)	9.64	8.27	(24.05)	(2.05)

Total from investment operations	9.61	8.23	(24.30)	(2.13)

Net asset value, end of period	$48.12	$38.51	$30.28	$54.58

Total return	24.95%[2]	27.18%	$(44.52)%	(3.76)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,986	$103,984	$21,194	$79,142
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.17)%	(0.18)%	(0.30)%	(0.33)%
Portfolio turnover rate[4]	3%	11%	8%	0%[5]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[5]	Rounds to less than 1%.

See notes to financial statements.

44	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Networking Index Fund
	Six months ended Jan. 31, 2004 (Unaudited)	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[1] to Jul. 31, 2001
Net asset value, beginning of period	$20.75	$13.09	$38.02	$36.32

Income from investment operations:
Net investment loss	(0.03)	(0.01)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	13.88	7.67	(24.87)	1.71

Total from investment operations	13.85	7.66	(24.93)	1.70

Net asset value, end of period	$34.60	$20.75	$13.09	$38.02

Total return	66.75%[2]	58.52%	(65.57)%	4.68%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$188,561	$80,917	$24,219	$24,716
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.30)%	(0.17)%	(0.34)%	(0.50)%
Portfolio turnover rate[4]	5%	26%	46%	9%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Semiconductor Index Fund
	Six months ended Jan. 31, 2004 (Unaudited)	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[1] to Jul. 31, 2001
Net asset value, beginning of period	$48.34	$41.63	$73.93	$65.65

Income from investment operations:
Net investment loss	(0.10)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	16.70	6.77	(32.23)	8.29

Total from investment operations	16.60	6.71	(32.30)	8.28

Less distributions from:
Net investment income	(0.00)[6]	—	—	—

Total distributions	(0.00)[6]	—	—	—

Net asset value, end of period	$64.94	$48.34	$41.63	$73.93

Total return	34.35%[2]	16.12%	(43.69)%	12.61%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$175,333	$101,516	$64,522	$33,268
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.25)%	(0.20)%	(0.29)%	(0.38)%
Portfolio turnover rate[4]	1%	11%	8%	0%[5]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[5]	Rounds to less than 1%.

[6]	Rounds to less than $0.01.

See notes to financial statements.

46	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Software Index Fund
	Six months ended Jan. 31, 2004 (Unaudited)	Year ended Jul. 31, 2003	Year ended Jul. 31, 2002	Period from Jul. 10, 2001[1] to Jul. 31, 2001
Net asset value, beginning of period	$31.56	$23.61	$48.28	$49.12

Income from investment operations:
Net investment loss	(0.06)	(0.06)	(0.07)	(0.01)
Net realized and unrealized gain (loss)	7.15	8.01	(24.60)	(0.83)

Total from investment operations	7.09	7.95	(24.67)	(0.84)

Net asset value, end of period	$38.65	$31.56	$23.61	$48.28

Total return	22.47%[2]	33.67%	(51.10)%	(1.71)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$158,450	$115,197	$37,769	$26,556
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[3]	(0.36)%	(0.43)%	(0.42)%	(0.50)%
Portfolio turnover rate[4]	6%	9%	14%	0%[5]

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[5]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares Goldman Sachs Natural Resources Index Fund
	Six months ended Jan. 31, 2004 (Unaudited)	Year ended Jul. 31, 2003	Period from Oct. 22, 2001[1] to Jul. 31, 2002
Net asset value, beginning of period	$87.03	$83.27	$94.92

Income from investment operations:
Net investment income	0.63	1.51	1.10
Net realized and unrealized gain (loss)	17.91	3.66	(11.69)

Total from investment operations	18.54	5.17	(10.59)

Less distributions from:
Net investment income	(0.77)	(1.41)	(1.06)

Total distributions	(0.77)	(1.41)	(1.06)

Net asset value, end of period	$104.80	$87.03	$83.27

Total return	21.40%[2]	6.27%	(11.29)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,006	$52,219	$20,817
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[3]	1.13%	1.92%	1.51%
Portfolio turnover rate[4]	5%	7%	12%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Six months ended Jan. 31, 2004 (Unaudited)	Year ended Jul. 31, 2003	Period from Aug. 14, 2001[1] to Jul. 31, 2002
Net asset value, beginning of period	$110.65	$106.24	$127.63

Income from investment operations:
Net investment income	0.09	2.58	0.93
Net realized and unrealized gain (loss)	27.82	3.71	(22.07)

Total from investment operations	27.91	6.29	(21.14)

Less distributions from:
Net investment income	(1.57)	(1.88)	(0.25)

Total distributions	(1.57)	(1.88)	(0.25)

Net asset value, end of period	$136.99	$110.65	$106.24

Total return	25.29%[2]	6.17%	(16.57)%[2]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,246,864	$3,009,772	$3,803,438
Ratio of expenses to average net assets[3]	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[3]	0.96%	2.31%	1.87%
Portfolio turnover rate[4]	2%	8%	8%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized for periods of less than one year.

[4]	Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to the Financial Statements (Unaudited)

iSHARES TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2004, the Trust offered 61 investment portfolios or funds.

These financial statements relate only to the iShares Goldman Sachs Technology, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Natural Resources and the iShares MSCI EAFE Index Funds (each a “Fund”, collectively the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment advisor uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

The iShares MSCI EAFE Index Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

SECURITY VALUATION

Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there were no sales prices, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by the Board of Trustees of the Trust.

50	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

At July 31, 2003, the tax year-end of the Funds, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Total Distributable Earnings (Accumulated Losses)
Goldman Sachs Technology	$—	$(5,842,673)	$(2,218,579)	$(8,061,252)
Goldman Sachs Networking	—	(6,005,734)	(5,928,724)	(11,934,458)
Goldman Sachs Semiconductor	—	(7,650,161)	(648,335)	(8,298,496)
Goldman Sachs Software	—	(2,106,843)	(1,643,157)	(3,750,000)
Goldman Sachs Natural Resources	87,673	(231,632)	(371,436)	(515,395)
MSCI EAFE	40,855,008	(222,713,197)	(37,274,653)	(219,132,842)

For the years ended July 31, 2003 and July 31, 2002, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2004.

NOTES TO THE FINANCIAL STATEMENTS	51

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES TRUST

The Funds had tax basis net capital loss carryforwards at July 31, 2003, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Total
Goldman Sachs Technology	$638,692	$1,579,887	$2,218,579
Goldman Sachs Networking	130,370	5,798,354	5,928,724
Goldman Sachs Semiconductor	175,882	472,453	648,335
Goldman Sachs Software	177,253	1,465,904	1,643,157
Goldman Sachs Natural Resources	—	371,436	371,436
MSCI EAFE	55,269	37,219,384	37,274,653

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

For the six months ended January 31, 2004, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of 50,000 or more iShares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The in-kind gains or losses for the six months ended January 31, 2004 are disclosed in the Statements of Operations.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Funds at January 31, 2004 represent collateral from securities on loan. For further information, see Note 5, below.

2.	AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

52	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES TRUST

For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Advisory Fee
Goldman Sachs Technology	0.50%
Goldman Sachs Networking	0.50
Goldman Sachs Semiconductor	0.50
Goldman Sachs Software	0.50
Goldman Sachs Natural Resources	0.50
MSCI EAFE	0.35

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BGI is an affiliate of BGFA, the Funds’ investment advisor. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2004, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Goldman Sachs Technology	$5,241
Goldman Sachs Networking	12,145
Goldman Sachs Semiconductor	10,928
Goldman Sachs Software	7,210
Goldman Sachs Natural Resources	5,261
MSCI EAFE	703,384

SEI Investments Distribution Company (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended January 31, 2004, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, each Fund may invest in the Institutional Shares of the Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Funds’ investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF

NOTES TO THE FINANCIAL STATEMENTS	53

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES TRUST

are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statements of Operations.

Pursuant to Rule 17a–7 of the 1940 Act, certain Funds executed cross trades for the six months ended January 31, 2004. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first five months of the fiscal year were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the month of January 2004.

As a result of using an index approach to investing, the iShares MSCI EAFE Index Fund held shares of Barclays PLC, with a current market value of $48,743,186, as of January 31, 2004. Barclays PLC is an affiliate of BGFA, the Funds’ investment advisor.

As of January 31, 2004, certain trustees and officers of the Trust are also officers of BGI, or employees of Investors Bank.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2004, were as follows:

iShares Index Fund	Purchases	Sales
Goldman Sachs Technology	$3,828,889	$3,926,951
Goldman Sachs Networking	5,372,967	7,659,583
Goldman Sachs Semiconductor	2,588,348	2,733,850
Goldman Sachs Software	8,762,381	9,024,601
Goldman Sachs Natural Resources	3,990,257	3,996,629
MSCI EAFE	101,042,385	129,877,145

In-kind transactions for the six months ended January 31, 2004, were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Goldman Sachs Technology	$37,819,619	$15,549,118
Goldman Sachs Networking	90,220,370	31,840,023
Goldman Sachs Semiconductor	165,051,362	133,889,604
Goldman Sachs Software	89,896,086	76,958,361
Goldman Sachs Natural Resources	65,667,731	—
MSCI EAFE	2,441,363,773	53,434,351

54	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES TRUST

At January 31, 2004, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Goldman Sachs Technology	$155,610,019	$21,045,334	$(3,977,783)	$17,067,551
Goldman Sachs Networking	191,380,866	35,736,449	(378,959)	35,357,490
Goldman Sachs Semiconductor	192,978,676	15,303,857	(4,779,623)	10,524,234
Goldman Sachs Software	169,332,376	10,685,639	(1,488,176)	9,197,463
Goldman Sachs Natural Resources	130,784,470	13,798,169	(857,986)	12,940,183
MSCI EAFE	6,277,655,538	701,369,241	(48,711,763)	652,657,478

4.	iSHARES TRANSACTIONS

At January 31, 2004, there were an unlimited number of no par value shares of beneficial interest (“iShares”) authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of January 31, 2004, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan at January 31, 2004 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

NOTES TO THE FINANCIAL STATEMENTS	55

Notes:

56	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

The iShares Family of Funds

The following is a list of iShares Funds being offered as of January 31, 2004, along with their respective exchange trading symbols. Please call iShares at 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors which should be carefully considered to determine if the fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Broad Market

iShares Dow Jones U.S. Total Market Index Fund (IYY)

iShares Russell 3000 Index Fund (IWV)

iShares Russell 3000 Growth Index Fund (IWZ)

iShares Russell 3000 Value Index Fund (IWW)

iShares S&P 1500 Index Fund (ISI)

Large Cap

iShares Russell 1000 Index Fund (IWB)

iShares Russell 1000 Growth Index Fund (IWF)

iShares Russell 1000 Value Index Fund (IWD)

iShares S&P 100 Index Fund (OEF)

iShares S&P 500 Index Fund (IVV)

iShares S&P 500/BARRA Growth Index Fund (IVW)

iShares S&P 500/BARRA Value Index Fund (IVE)

Mid Cap

iShares Russell Midcap Index Fund (IWR)

iShares Russell Midcap Growth Index Fund (IWP)

iShares Russell Midcap Value Index Fund (IWS)

iShares S&P MidCap 400 Index Fund (IJH)

iShares S&P MidCap 400/BARRA Growth Index Fund (IJK)

iShares S&P MidCap 400/BARRA Value Index Fund (IJJ)

Small Cap

iShares Russell 2000 Index Fund (IWM)

iShares Russell 2000 Growth Index Fund (IWO)

iShares Russell 2000 Value Index Fund (IWN)

iShares S&P SmallCap 600 Index Fund (IJR)

iShares S&P SmallCap 600/BARRA Growth Index Fund (IJT)

iShares S&P SmallCap 600/BARRA Value Index Fund (IJS)

Sector & Industry

iShares Cohen & Steers Realty Majors Index Fund (ICF)

iShares Dow Jones Transportation Average Index Fund (IYT)

iShares Dow Jones U.S. Basic Materials Sector Index Fund (IYM)

iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund (IYC)

iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund (IYK)

iShares Dow Jones U.S. Energy Sector Index Fund (IYE)

iShares Dow Jones U.S. Financial Sector Index Fund (IYF)

iShares Dow Jones U.S. Financial Services Index Fund (IYG)

iShares Dow Jones U.S. Healthcare Sector Index Fund (IYH)

iShares Dow Jones U.S. Industrial Sector Index Fund (IYJ)

iShares Dow Jones U.S. Real Estate Index Fund (IYR)

iShares Dow Jones U.S. Technology Sector Index Fund (IYW)

iShares Dow Jones U.S. Telecommunications Sector Index Fund (IYZ)

iShares Dow Jones U.S. Utilities Sector Index Fund (IDU)

iShares Goldman Sachs Natural Resources Index Fund (IGE)

iShares Goldman Sachs Networking Index Fund (IGN)

iShares Goldman Sachs Semiconductor Index Fund (IGW)

iShares Goldman Sachs Software Index Fund (IGV)

iShares Goldman Sachs Technology Index Fund (IGM)

iShares Nasdaq Biotechnology Index Fund (IBB)

Specialty

iShares Dow Jones Select Dividend Index Fund (DVY)

Fixed Income

iShares GS $ InvesTop™ Corporate Bond Fund (LQD)

iShares Lehman 1-3 Year Treasury Bond Fund (SHY)

iShares Lehman 7-10 Year Treasury Bond Fund (IEF)

iShares Lehman 20+ Year Treasury Bond Fund (TLT)

iShares Lehman Aggregate Bond Fund (AGG)

iShares Lehman TIPS Bond Fund (TIP)

Global Sector

iShares S&P Global Energy Sector Index Fund (IXC)

iShares S&P Global Financials Sector Index Fund (IXG)

iShares S&P Global Healthcare Sector Index Fund (IXJ)

iShares S&P Global Technology Sector Index Fund (IXN)

iShares S&P Global Telecommunications Sector Index Fund (IXP)

International/Broad Market

iShares MSCI EAFE Index Fund (EFA)

iShares MSCI Emerging Markets Index Fund (EEM)

International/Regional

iShares MSCI EMU Index Fund (EZU)

iShares MSCI Pacific ex-Japan Index Fund (EPP)

iShares S&P Europe 350 Index Fund (IEV)

International/Developed Country

iShares MSCI Australia Index Fund (EWA)

iShares MSCI Austria Index Fund (EWO)

iShares MSCI Belgium Index Fund (EWK)

iShares MSCI Canada Index Fund (EWC)

iShares MSCI France Index Fund (EWQ)

iShares MSCI Germany Index Fund (EWG)

iShares MSCI Hong Kong Index Fund (EWH)

iShares MSCI Italy Index Fund (EWI)

iShares MSCI Japan Index Fund (EWJ)

iShares MSCI Netherlands Index Fund (EWN)

iShares MSCI Singapore Index Fund (EWS)

iShares MSCI Spain Index Fund (EWP)

iShares MSCI Sweden Index Fund (EWD)

iShares MSCI Switzerland Index Fund (EWL)

iShares MSCI United Kingdom Index Fund (EWU)

iShares S&P/TOPIX 150 Index Fund (ITF)

International/Emerging Country

iShares MSCI Brazil Index Fund (EWZ)

iShares MSCI Malaysia Index Fund (EWM)

iShares MSCI Mexico Index Fund (EWW)

iShares MSCI South Africa Index Fund (EZA)

iShares MSCI South Korea Index Fund (EWY)

iShares MSCI Taiwan Index Fund (EWT)

iShares S&P Latin America 40 Index Fund (ILF)

Global/Broad Market

iShares S&P Global 100 Index Fund (IOO)

This advertising section does not constitute part of the 2004 Semi-Annual Report.

iShares are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., Morgan Stanley Capital International, The Nasdaq Stock Market, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in iShares. Neither SEI nor BGI, nor any of their affiliates, are affiliated with Goldman, Sachs & Co. or Lehman Brothers. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

58	2004 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

iShares are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an advisor to iShares. Barclays Global Investors Services (BGIS) assists in the marketing of iShares. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

iShares are not sponsored, endorsed, or issued by Goldman, Sachs & Co., nor are they sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, Inc., nor do these companies make any representation regarding the advisability of investing in iShares.

Investing involves risk, including possible loss of principal.

©2004 Barclays Global Investors. All rights reserved. iShares is a registered trademark of Barclays Global Investors, N.A. All other trademarks, service-marks or registered trademarks are the property of their respective owners.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds’ website at www.iShares.com; and on the Securities and Exchange Commission’s website at www.sec.gov.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

iShares® Industrial strenght investment tools from BARCLAYS GLOBAL INVESTORS

I 800 iSHARES (I 800 474 2737) www. iSHARES.COM

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Listed Company Audit Committees.

Not applicable to this semi-annual filing.

Item 6.	[Reserved]

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	[Reserved]

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.	Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) Not applicable.

Item 11.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss

Lee T. Kranefuss, President
Date: April 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss

Lee T. Kranefuss, President
Date: April 5, 2004

By:	/s/ Michael A. Latham

Michael A. Latham, Principal Financial Officer
Date: April 5, 2004